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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                     ACCOUNT

                               Semi-Annual Report
                                       to
                                Contract Owners
                                  June 30, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-717-6/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semiannual report of the Nationwide Variable Account.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 49. This summary also includes certain performance measures for each fund series for the period indicated.

Statement of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statement of Operations shows income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statement of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 37, provide further disclosures about the variable account and its underlying contract provisions.

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                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:
   Investments at fair value:

      American Century Growth Fund - Investor Class (ACGroI)
         495,982 shares (cost $13,494,011) ................................................   $ 7,871,229
      American Century Income & Growth Fund - Advisor Class (ACIncGroA)
         62,800 shares (cost $1,504,351) ..................................................     1,517,236
      American Century Income & Growth Fund - Investor Class (ACIncGroI)
         261,560 shares (cost $7,862,747) .................................................     6,327,125
      American Century International Growth Fund - Advisor Class (ACIntlGrA)
         40,124 shares (cost $269,235) ....................................................       269,235
      American Century International Growth Fund - Investor Class (ACIntlGrI)
         249,240 shares (cost $1,594,859) .................................................     1,677,382
      American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
         429,986 shares (cost $4,145,017) .................................................     4,162,264
      American Century Ultra(R) Fund - Investor Class (ACUltraI)
         695,759 shares (cost $24,547,651) ................................................    16,572,986
      Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro)
         123,180 shares (cost $5,109,323) .................................................     2,807,267
      Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI)
         100,647 shares (cost $1,018,387) .................................................     1,060,822
      Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class (DeHYBd)
         151,850 shares (cost $431,356) ...................................................       464,661
      Dreyfus A Bonds Plus, Inc. (DryABonds)
         256,529 shares (cost $3,527,653) .................................................     3,683,753
      Dreyfus Appreciation Fund, Inc. (DryApp)
         107,926 shares (cost $3,961,348) .................................................     3,640,338
      Dreyfus Balanced Fund, Inc. (DryBal)
         127,904 shares (cost $1,780,111) .................................................     1,574,494
      Dreyfus Emerging Leaders Fund (DryELead)
         1,970 shares (cost $72,080) ......................................................        61,497
      Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
         156,140 shares (cost $1,664,673) .................................................     1,083,611
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         563,338 shares (cost $21,270,508) ................................................    16,088,933
      Evergreen Equity Income Fund - Class I (EvInc)
         36,016 shares (cost $730,436) ....................................................       695,103
      Federated Equity Income Fund - Class F Shares (FedEqInc)
         4,842 shares (cost $67,905) ......................................................        68,853
      Federated High Yield Trust (FedHiYld)
         255,409 shares (cost $1,400,120) .................................................     1,491,589
      Federated Intermediate Income Fund - Institutional Service Class (FedIntInc)
         22,261 shares (cost $222,358) ....................................................       234,185

      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         265,739 shares (cost $2,309,448) .................................................    2,434,166
      Fidelity(R) Advisor Balanced Fund - Class A (FidABalA)
         49,514 shares (cost $757,715) ....................................................      740,722
      Fidelity(R) Advisor Balanced Fund - Class T (FidABalT)
         75,161 shares (cost $1,220,328) ..................................................    1,129,663
      Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA)
         17,396 shares (cost $606,353) ....................................................      659,817
      Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA)
         102,011 shares (cost $2,066,747) .................................................    2,243,213
      Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT)
         127,810 shares (cost $3,083,307) .................................................    2,843,783
      Fidelity(R) Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
         12,894 shares (cost $325,505) ....................................................      318,993
      Fidelity(R) Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
         163,571 shares (cost $6,353,603) .................................................    4,094,179
      Fidelity(R) Advisor High Income Advantage Fund - Class T (FidAHiIncT)
         704,218 shares (cost $6,144,008) .................................................    6,443,595
      Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA)
         10,937 shares (cost $131,049) ....................................................      131,795
      Fidelity(R) Asset Manager(TM) (FidAsMgr)
         293,565 shares (cost $4,907,436) .................................................    4,388,803
      Fidelity(R) Capital & Income Fund (FidCapInc)
         81,682 shares (cost $725,659) ....................................................      632,222
      Fidelity(R) Equity-Income Fund (FidEqInc)
         199,363 shares (cost $9,863,378) .................................................    8,664,320
      Fidelity(R) Magellan(R) Fund (FidMgln)
         231,116 shares (cost $28,516,163) ................................................   20,206,486
      Fidelity(R) Puritan(R) Fund (FidPurtn)
         584,479 shares (cost $10,934,596) ................................................    9,906,927
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         9,192 shares (cost $90,598) ......................................................       58,826
      Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (FranMutSer)
         259,568 shares (cost $4,928,816) .................................................    4,768,265
      Franklin Small Cap Growth Fund I - Class A (FranSmCapGr)
         46,660 shares (cost $1,189,430) ..................................................    1,187,491
      Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
         18,783 shares (cost $734,036) ....................................................      752,803
      Gartmore Bond Fund - Class D (GartBond)
         284,743 shares (cost $2,694,340) .................................................    2,838,885
      Gartmore Government Bond Fund - Class D (GartGvtBd)
         718,991 shares (cost $7,780,880) .................................................    7,851,384
      Gartmore Growth Fund - Class D (GartGrow)
         220,134 shares (cost $1,019,300) .................................................    1,182,118
      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         7,667 shares (cost $66,127) ......................................................       66,626
      Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
         16,826 shares (cost $107,394) ....................................................      118,457
      Gartmore ID Conservative Fund - Service Class (GartIDCon)
         37,249 shares (cost $362,612) ....................................................      364,668

                                                                     (Continued)

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                           NATIONWIDE VARIABLE ACCOUNT

      STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Gartmore ID Moderate Fund - Service Class (GartIDMod)
         89,226 shares (cost $744,841) ....................................................      756,637
      Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
         38,404 shares (cost $270,726) ....................................................      294,175
      Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
         12,680 shares (cost $111,562) ....................................................      116,145
      Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
         81,476 shares (cost $780,368) ....................................................      789,506
      Gartmore Money Market Fund - Prime Shares (GartMyMkt)
         13,397,049 shares (cost $13,397,049) .............................................   13,397,049
      Gartmore Money Market Fund - Service Class (GartMyMktS)
         12,210,907 shares (cost $12,210,907) .............................................   12,210,907
      Gartmore Nationwide(R) Fund - Class D (GartNWFund)
         306,853 shares (cost $7,218,553) .................................................    5,099,901
      Gartmore Value Opportunities Fund - Class A (GartValOpp)
         5,571 shares (cost $68,167) ......................................................       70,467
      INVESCO Dynamics Fund - Investor Class (InvDynam)
         440,868 shares (cost $9,394,718) .................................................    5,457,945
      INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr)
         48,458 shares (cost $455,992) ....................................................      455,022
      INVESCO Total Return Fund - Investor Class (InvTotRet)
         16,411 shares (cost $397,034) ....................................................      364,974
      Janus Adviser Balanced Fund (JanBal)
         84,992 shares (cost $1,840,823) ..................................................    1,882,572
      Janus Adviser International Fund (JanIntl)
         2,514 shares (cost $48,518) ......................................................       48,367
      Janus Adviser Worldwide Fund (JanWorld)
         49,231 shares (cost $1,139,867) ..................................................    1,128,863
      Janus Fund (JanFund)
         500,719 shares (cost $18,904,243) ................................................    9,994,351
      Janus Twenty Fund (Jan20Fd)
         682,049 shares (cost $43,986,365) ................................................   22,214,329
      Janus Worldwide Fund (JanWrldwde)
         278,197 shares (cost $18,427,559) ................................................    9,528,251
      Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         118,899 shares (cost $1,693,017) .................................................    1,871,477
      MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
         103,263 shares (cost $658,202) ...................................................      693,930
      Nationwide(R) Bond Index Fund - Class A (NWBdIx)
         18,772 shares (cost $208,435) ....................................................      211,371
      Nationwide(R) International Index Fund - Class A (NWIntIndx)
         751 shares (cost $4,332) .........................................................        4,317
      Nationwide(R) Large Cap Growth Fund - Class A (NWLgCapGr)
         32,915 shares (cost $230,113) ....................................................      239,624
      Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
         29,114 shares (cost $273,670) ....................................................      302,497
      Nationwide(R) S&P 500 Index Fund - Service Class (NWSP500Indx)
         315,002 shares (cost $2,452,235) .................................................    2,636,570

      Nationwide(R) Small Cap Fund - Class A (NWSmCap)
         83,088 shares (cost $864,599) ....................................................        952,187
      Nationwide(R) Small Cap Index Fund - Class A (NWSmCapIx)
         10,122 shares (cost $88,160) .....................................................         88,160
      Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
         256,392 shares (cost $4,175,001) .................................................      3,174,136
      Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
         238,840 shares (cost $5,423,018) .................................................      4,404,216
      Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen)
         238,927 shares (cost $7,015,768) .................................................      7,373,292
      Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
         29,305 shares (cost $315,212) ....................................................        285,720
      Neuberger Berman ET - Partners Fund - Trust Class Shares (NBETPart)
         12,027 shares (cost $153,233) ....................................................        170,909
      Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares (NBLtdMat)
         147,589 shares (cost $1,428,219) .................................................      1,431,610
      Oppenheimer Capital Appreciation Fund A (OppCapApA)
         26,280 shares (cost $877,526) ....................................................        877,222
      Oppenheimer Global Fund A (OppGlob)
         299,782 shares (cost $13,158,661) ................................................     12,117,193
      Oppenheimer Strategic Income Fund - Class A (OppStrInc)
         35,019 shares (cost $133,323) ....................................................        140,427
      Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
         59,943 shares (cost $868,054) ....................................................        819,415
      PIMCO Total Return Fund - Class A (PimTotRet)
         204,210 shares (cost $2,188,869) .................................................      2,246,306
      Putnam Voyager Fund - Class A (PVoyager)
         267 shares (cost $3,702) .........................................................          3,761
      Strong Advisor Common Stock Fund - Class Z (StComStk)
         189,362 shares (cost $3,538,848) .................................................      3,531,599
      Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
         7,175 shares (cost $77,118) ......................................................         75,342
      Strong Growth and Income Fund (StrGrInc)
         6,226 shares (cost $104,047) .....................................................        108,333
      Strong Large Cap Growth Fund (StLCap)
         109,837 shares (cost $3,677,463) .................................................      2,060,542
      Templeton Foreign Fund - Class A (TemForFd)
         588,104 shares (cost $5,178,004) .................................................      5,222,363
                                                                                              ------------
            Total investments .............................................................    290,232,750
   Accounts receivable ....................................................................             --
                                                                                              ------------
            Total assets ..................................................................    290,232,750
Accounts payable ..........................................................................         12,378
                                                                                              ------------
Contract owners' equity (note 4) ..........................................................   $290,220,372
                                                                                              ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                           Total        ACGroI    ACIncGroA   ACIncGroI
                                                       ------------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends ............................   $  1,301,937          --      9,762      48,781
   Mortality and expense risk charges (note 2)......     (1,691,382)    (48,408)    (7,715)    (38,548)
                                                       ------------   ---------   --------    --------
      Net investment income (loss) .................       (389,445)    (48,408)     2,047      10,233
                                                       ------------   ---------   --------    --------

   Proceeds from mutual fund shares sold ...........    237,409,691     531,603    104,177     545,681
   Cost of mutual fund shares sold .................   (249,990,845)   (945,847)  (127,805)   (742,781)
                                                       ------------   ---------   --------    --------
      Realized gain (loss) on investments ..........    (12,581,154)   (414,244)   (23,628)   (197,100)
   Change in unrealized gain (loss)
      on investments ...............................     37,271,313   1,133,749    178,248     830,658
                                                       ------------   ---------   --------    --------
      Net gain (loss) on investments ...............     24,690,159     719,505    154,620     633,558
                                                       ------------   ---------   --------    --------
   Reinvested capital gains ........................             --          --         --          --
                                                       ------------   ---------   --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 24,300,714     671,097    156,667     643,791
                                                       ============   =========   ========    ========

                                                        ACIntlGrA     ACIntlGrI   ACSTGvtI    ACUltraI
                                                       -----------   ----------   --------   ----------
Investment activity:
   Reinvested dividends ............................            --           --     48,854           --
   Mortality and expense risk charges (note 2)......        (2,329)     (10,104)   (25,358)     (98,282)
                                                       -----------   ----------   --------   ----------
      Net investment income (loss) .................        (2,329)     (10,104)    23,496      (98,282)
                                                       -----------   ----------   --------   ----------

   Proceeds from mutual fund shares sold ...........    14,917,548      932,372    910,451    1,188,924
   Cost of mutual fund shares sold .................   (14,824,595)  (1,107,278)  (894,113)  (1,840,415)
                                                       -----------   ----------   --------   ----------
      Realized gain (loss) on investments ..........        92,953     (174,906)    16,338     (651,491)
   Change in unrealized gain (loss)
      on investments ...............................         3,291      265,949    (29,932)   2,477,160
                                                       -----------   ----------   --------   ----------
      Net gain (loss) on investments ...............        96,244       91,043    (13,594)   1,825,669
                                                       -----------   ----------   --------   ----------
   Reinvested capital gains ........................            --           --         --           --
                                                       -----------   ----------   --------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......        93,915       80,939      9,902    1,727,387
                                                       ===========   ==========   ========   ==========

                                                        CSEmGro    CSGIFixI    DeHYBd    DryABonds
                                                       ---------   --------   --------   ---------
Investment activity:
   Reinvested dividends ............................   $      --     10,699     18,642     66,025
   Mortality and expense risk charges (note 2)......     (16,371)    (5,690)    (2,439)   (22,685)
                                                       ---------   --------   --------   --------
      Net investment income (loss) .................     (16,371)     5,009     16,203     43,340
                                                       ---------   --------   --------   --------

   Proceeds from mutual fund shares sold ...........     221,576    354,326    104,990    249,504
   Cost of mutual fund shares sold .................    (477,902)  (343,213)  (136,269)  (239,989)
                                                       ---------   --------   --------   --------
      Realized gain (loss) on investments ..........    (256,326)    11,113    (31,279)     9,515
   Change in unrealized gain (loss)
      on investments ...............................     749,313     43,677     81,249    109,171
                                                       ---------   --------   --------   --------
      Net gain (loss) on investments ...............     492,987     54,790     49,970    118,686
                                                       ---------   --------   --------   --------
   Reinvested capital gains ........................          --         --         --         --
                                                       ---------   --------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 476,616     59,799     66,173    162,026
                                                       =========   ========   ========   ========

                                                        DryApp    DryBal    DryELead   Dry3dCen
                                                       --------   -------   --------   --------
Investment activity:
   Reinvested dividends ............................        503    12,103        --          --
   Mortality and expense risk charges (note 2)......    (19,400)   (8,544)     (324)     (6,546)
                                                       --------   -------     -----    --------
      Net investment income (loss) .................    (18,897)    3,559      (324)     (6,546)
                                                       --------   -------     -----    --------

   Proceeds from mutual fund shares sold ...........    275,263    57,245       321     199,732
   Cost of mutual fund shares sold .................   (417,740)  (76,937)     (421)   (428,205)
                                                       --------   -------     -----    --------
      Realized gain (loss) on investments ..........   (142,477)  (19,692)     (100)   (228,473)
   Change in unrealized gain (loss)
      on investments ...............................    395,633   123,297     6,919     324,333
                                                       --------   -------     -----    --------
      Net gain (loss) on investments ...............    253,156   103,605     6,819      95,860
                                                       --------   -------     -----    --------
   Reinvested capital gains ........................         --        --        --          --
                                                       --------   -------     -----    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    234,259   107,164     6,495      89,314
                                                       ========   =======     =====    ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                        Dry500Ix      EvInc    FedEqInc   FedHiYld
                                                       -----------   -------   --------   --------
Investment activity:
   Reinvested dividends ............................   $        --     7,432       551      51,181
   Mortality and expense risk charges (note 2) .....       (96,988)   (4,044)     (352)     (7,575)
                                                       -----------   -------   -------    --------
      Net investment income (loss) .................       (96,988)    3,388       199      43,606
                                                       -----------   -------   -------    --------

   Proceeds from mutual fund shares sold ...........     1,089,282    46,818    71,227     696,226
   Cost of mutual fund shares sold .................    (1,580,705)  (56,079)  (67,764)   (701,676)
                                                       -----------   -------   -------    --------
      Realized gain (loss) on investments ..........      (491,423)   (9,261)    3,463      (5,450)
   Change in unrealized gain (loss)
      on investments ...............................     2,156,305    76,430     1,751     108,956
                                                       -----------   -------   -------    --------
      Net gain (loss) on investments ...............     1,664,882    67,169     5,214     103,506
                                                       -----------   -------   -------    --------
   Reinvested capital gains ........................            --        --        --          --
                                                       -----------   -------   -------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 1,567,894    70,557     5,413     147,112
                                                       ===========   =======   =======    ========

                                                       FedIntInc   FedBdFd    FidABalA   FidABalT
                                                       ---------   --------   --------   --------
Investment activity:
   Reinvested dividends ............................     5,751       77,443     7,410       9,973
   Mortality and expense risk charges (note 2) .....    (1,217)     (14,841)   (3,921)     (7,318)
                                                        ------     --------   -------    --------
      Net investment income (loss) .................     4,534       62,602     3,489       2,655
                                                        ------     --------   -------    --------

   Proceeds from mutual fund shares sold ...........     8,698      503,386    57,317     156,915
   Cost of mutual fund shares sold .................    (8,263)    (502,767)  (66,193)   (197,943)
                                                        ------     --------   -------    --------
      Realized gain (loss) on investments ..........       435          619    (8,876)    (41,028)
   Change in unrealized gain (loss)
      on investments ...............................     6,262      135,852    70,136     142,678
                                                        ------     --------   -------    --------
      Net gain (loss) on investments ...............     6,697      136,471    61,260     101,650
                                                        ------     --------   -------    --------
   Reinvested capital gains ........................        --           --        --          --
                                                        ------     --------   -------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    11,231      199,073    64,749     104,305
                                                        ======     ========   =======    ========

                                                       FidAEGroA   FidAEqIncA   FidAEqIncT   FidAGrOppA
                                                       ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $      --        9,930       9,913           --
   Mortality and expense risk charges (note 2) .....      (2,991)     (10,892)    (16,554)      (1,547)
                                                       ---------   ----------    --------      -------
      Net investment income (loss) .................      (2,991)        (962)     (6,641)      (1,547)
                                                       ---------   ----------    --------      -------

   Proceeds from mutual fund shares sold ...........     815,093    1,196,389     188,091       24,588
   Cost of mutual fund shares sold .................    (868,149)  (1,390,901)   (232,977)     (33,816)
                                                       ---------   ----------    --------      -------
      Realized gain (loss) on investments ..........     (53,056)    (194,512)    (44,886)      (9,228)
   Change in unrealized gain (loss)
      on investments ...............................     131,305      384,160     285,639       45,022
                                                       ---------   ----------    --------      -------
      Net gain (loss) on investments ...............      78,249      189,648     240,753       35,794
                                                       ---------   ----------    --------      -------
   Reinvested capital gains ........................          --           --          --           --
                                                       ---------   ----------    --------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  75,258      188,686     234,112       34,247
                                                       =========   ==========    ========      =======

                                                       FidAGrOppT   FidAHiIncT     FidAOvA     FidAsMgr
                                                       ----------   ----------   -----------   --------
Investment activity:
   Reinvested dividends ............................          --       106,550            --     55,155
   Mortality and expense risk charges (note 2) .....     (24,667)      (20,452)       (1,377)   (26,857)
                                                        --------    ----------   -----------   --------
      Net investment income (loss) .................     (24,667)       86,098        (1,377)    28,298
                                                        --------    ----------   -----------   --------

   Proceeds from mutual fund shares sold ...........     377,932     4,074,007    18,221,006    260,491
   Cost of mutual fund shares sold .................    (860,560)   (3,723,094)  (18,077,794)  (325,251)
                                                        --------    ----------   -----------   --------
      Realized gain (loss) on investments ..........    (482,628)      350,913       143,212    (64,760)
   Change in unrealized gain (loss)
      on investments ...............................     942,485       366,827         1,255    399,861
                                                        --------    ----------   -----------   --------
      Net gain (loss) on investments ...............     459,857       717,740       144,467    335,101
                                                        --------    ----------   -----------   --------
   Reinvested capital gains ........................          --            --            --         --
                                                        --------    ----------   -----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     435,190       803,838       143,090    363,399
                                                        ========    ==========   ===========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       FidCapInc    FidEqInc     FidMgln      FidPurtn
                                                       ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $  19,706       68,296       42,490      127,430
   Mortality and expense risk charges (note 2) .....      (3,787)     (52,458)    (126,416)     (63,175)
                                                       ---------   ----------   ----------   ----------
      Net investment income (loss) .................      15,919       15,838      (83,926)      64,255
                                                       ---------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........      47,751      880,985    2,113,800    1,180,880
   Cost of mutual fund shares sold .................     (62,651)  (1,220,319)  (2,832,529)  (1,332,062)
                                                       ---------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (14,900)    (339,334)    (718,729)    (151,182)
   Change in unrealized gain (loss)
      on investments ...............................     136,982    1,091,966    2,694,005      839,970
                                                       ---------   ----------   ----------   ----------
      Net gain (loss) on investments ...............     122,082      752,632    1,975,276      688,788
                                                       ---------   ----------   ----------   ----------
   Reinvested capital gains ........................          --           --           --           --
                                                       ---------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 138,001      768,470    1,891,350      753,043
                                                       =========   ==========   ==========   ==========

                                                        FidVIPHI   FranMutSer   FranSmCapGr    FranBSInv
                                                       ---------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................     4,086        33,726            --           --
   Mortality and expense risk charges (note 2) .....      (352)      (25,768)       (5,489)      (3,318)
                                                         -----      --------    ----------      -------
      Net investment income (loss) .................     3,734         7,958        (5,489)      (3,318)
                                                         -----      --------    ----------      -------
   Proceeds from mutual fund shares sold ...........       382       502,031     3,672,294       44,876
   Cost of mutual fund shares sold .................      (751)     (629,396)   (3,697,700)     (46,001)
                                                         -----      --------    ----------      -------
      Realized gain (loss) on investments ..........      (369)     (127,365)      (25,406)      (1,125)
   Change in unrealized gain (loss)
      on investments ...............................     4,942       524,813       191,614       54,735
                                                         -----      --------    ----------      -------
      Net gain (loss) on investments ...............     4,573       397,448       166,208       53,610
                                                         -----      --------    ----------      -------
   Reinvested capital gains ........................        --            --            --           --
                                                         -----      --------    ----------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     8,307       405,406       160,719       50,292
                                                         =====      ========    ==========      =======

                                                        GartBond   GartGvtBd     GartGrow     GVITJPBal
                                                       ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $  68,142      145,029           --          552
   Mortality and expense risk charges (note 2) .....     (17,008)     (45,112)      (6,759)        (402)
                                                       ---------   ----------   ----------      -------
      Net investment income (loss) .................      51,134       99,917       (6,759)         150
                                                       ---------   ----------   ----------      -------

   Proceeds from mutual fund shares sold ...........     510,399    1,615,450    1,255,987       24,584
   Cost of mutual fund shares sold .................    (490,056)  (1,568,234)  (2,577,652)     (27,383)
                                                       ---------   ----------   ----------      -------
      Realized gain (loss) on investments ..........      20,343       47,216   (1,321,665)      (2,799)
   Change in unrealized gain (loss)
      on investments ...............................      81,743       17,425    1,511,532        7,669
                                                       ---------   ----------   ----------      -------
      Net gain (loss) on investments ...............     102,086       64,641      189,867        4,870
                                                       ---------   ----------   ----------      -------
   Reinvested capital gains ........................          --           --           --           --
                                                       ---------   ----------   ----------      -------
         Net increase (decrease) in contract owners'
             equity resulting from operations ......   $ 153,220      164,558      183,108        5,020
                                                       =========   ==========   ==========      =======

                                                       GartIDAgg   GartIDCon    GartIDMod   GartIDModAgg
                                                       ---------   ----------   ---------   ------------
Investment activity:
   Reinvested dividends ............................       605        4,270        5,606        1,869
   Mortality and expense risk charges (note 2) .....      (583)      (1,889)      (3,301)      (1,414)
                                                        ------       ------     --------      -------
      Net investment income (loss) .................        22        2,381        2,305          455
                                                        ------       ------     --------      -------

   Proceeds from mutual fund shares sold ...........     1,426        2,370      105,012       46,742
   Cost of mutual fund shares sold .................    (1,784)      (2,425)    (122,634)     (58,582)
                                                        ------       ------     --------      -------
      Realized gain (loss) on investments ..........      (358)         (55)     (17,622)     (11,840)
   Change in unrealized gain (loss)
      on investments ...............................    10,747        8,793       52,901       31,170
                                                        ------       ------     --------      -------
      Net gain (loss) on investments ...............    10,389        8,738       35,279       19,330
                                                        ------       ------     --------      -------
   Reinvested capital gains ........................        --           --           --           --
                                                        ------       ------     --------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    10,411       11,119       37,584       19,785
                                                        ======       ======     ========      =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       GartIDModCon   GartLgCpVal    GartMyMkt    GartMyMktS
                                                       ------------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ............................     $ 1,021          3,212         52,644        29,512
   Mortality and expense risk charges (note 2) .....        (643)        (3,521)       (95,503)      (57,321)
                                                         -------       --------     ----------   -----------
      Net investment income (loss) .................         378           (309)       (42,859)      (27,809)
                                                         -------       --------     ----------   -----------

   Proceeds from mutual fund shares sold ...........       2,219        143,687      4,818,822    99,365,544
   Cost of mutual fund shares sold .................      (2,276)      (185,517)    (4,818,822)  (99,365,544)
                                                         -------       --------     ----------   -----------
      Realized gain (loss) on investments ..........         (57)       (41,830)            --            --
   Change in unrealized gain (loss)
      on investments ...............................       4,504        102,938             --            --
                                                         -------       --------     ----------   -----------
      Net gain (loss) on investments ...............       4,447         61,108             --            --
                                                         -------       --------     ----------   -----------
   Reinvested capital gains ........................          --             --             --            --
                                                         -------       --------     ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .............................     $ 4,825         60,799        (42,859)      (27,809)
                                                         =======       ========     ==========   ===========

                                                       GartNWFund   GartValOpp    InvDynam     InvSmCoGr
                                                       ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................      18,188         45              --           --
   Mortality and expense risk charges (note 2) .....     (30,121)      (328)        (29,779)      (3,100)
                                                        --------      -----      ----------   ----------
      Net investment income (loss) .................     (11,933)      (283)        (29,779)      (3,100)
                                                        --------      -----      ----------   ----------

   Proceeds from mutual fund shares sold ...........     258,134        761         390,350    3,590,611
   Cost of mutual fund shares sold .................    (535,565)      (892)     (1,020,413)  (3,579,921)
                                                        --------      -----      ----------   ----------
      Realized gain (loss) on investments ..........    (277,431)      (131)       (630,063)      10,690
   Change in unrealized gain (loss)
      on investments ...............................     808,498      8,200       1,364,518       59,046
                                                        --------      -----      ----------   ----------
      Net gain (loss) on investments ...............     531,067      8,069         734,455       69,736
                                                        --------      -----      ----------   ----------
   Reinvested capital gains ........................          --         --              --           --
                                                        --------      -----      ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .............................     519,134      7,786         704,676       66,636
                                                        ========      =====      ==========   ==========

                                                       InvTotRet    JanBal      JanIntl       JanWorld
                                                       ---------   --------   -----------   -----------
Investment activity:
   Reinvested dividends ............................   $  3,207      10,824            --            --
   Mortality and expense risk charges (note 2) .....     (2,146)     (6,837)       (1,264)       (6,407)
                                                       --------    --------   -----------   -----------
      Net investment income (loss) .................      1,061       3,987        (1,264)       (6,407)
                                                       --------    --------   -----------   -----------

   Proceeds from mutual fund shares sold ...........     76,618     610,941    15,249,250    10,204,986
   Cost of mutual fund shares sold .................    (98,200)   (629,254)  (15,170,990)  (10,137,092)
                                                       --------    --------   -----------   -----------
      Realized gain (loss) on investments ..........    (21,582)    (18,313)       78,260        67,894
   Change in unrealized gain (loss)
      on investments ...............................     41,906      86,090           760        17,352
                                                       --------    --------   -----------   -----------
      Net gain (loss) on investments ...............     20,324      67,777        79,020        85,246
                                                       --------    --------   -----------   -----------
   Reinvested capital gains ........................         --          --            --            --
                                                       --------    --------   -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .............................   $ 21,385      71,764        77,756        78,839
                                                       ========    ========   ===========   ===========

                                                        JanFund       Jan20Fd    JanWrldwde    LazSmCap
                                                       ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................           --           --           --           --
   Mortality and expense risk charges (note 2) .....      (60,418)    (133,401)     (59,125)     (11,764)
                                                       ----------   ----------   ----------   ----------
      Net investment income (loss) .................      (60,418)    (133,401)     (59,125)     (11,764)
                                                       ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........      748,969    1,363,992      780,193    2,508,554
   Cost of mutual fund shares sold .................   (1,782,529)  (2,820,200)  (1,293,796)  (2,811,969)
                                                       ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........   (1,033,560)  (1,456,208)    (513,603)    (303,415)
   Change in unrealized gain (loss)
      on investments ...............................    2,104,363    3,891,098    1,097,059      559,824
                                                       ----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............    1,070,803    2,434,890      583,456      256,409
                                                       ----------   ----------   ----------   ----------
   Reinvested capital gains ........................           --           --           --           --
                                                       ----------   ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .............................    1,010,385    2,301,489      524,331      244,645
                                                       ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       MFSStratIncA    NWBdIx    NWIntIndx   NWLgCapGr
                                                       ------------   -------   ----------   ---------
Investment activity:
   Reinvested dividends ............................     $ 16,862       2,432        2,183         --
   Mortality and expense risk charges (note 2) .....       (3,673)       (779)        (681)    (1,300)
                                                         --------     -------   ----------   --------
      Net investment income (loss) .................       13,189       1,653        1,502     (1,300)
                                                         --------     -------   ----------   --------

   Proceeds from mutual fund shares sold ...........       61,575      17,557   10,005,662    225,539
   Cost of mutual fund shares sold .................      (60,432)    (17,177)  (9,936,307)  (254,633)
                                                         --------     -------   ----------   --------
      Realized gain (loss) on investments ..........        1,143         380       69,355    (29,094)
   Change in unrealized gain (loss)
      on investments ...............................       30,121       1,509          (12)    48,828
                                                         --------     -------   ----------   --------
      Net gain (loss) on investments ...............       31,264       1,889       69,343     19,734
                                                         --------     -------   ----------   --------
   Reinvested capital gains ........................           --          --           --         --
                                                         --------     -------   ----------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .............................     $ 44,453       3,542       70,845     18,434
                                                         ========     =======   ==========   ========

                                                       NWMdCpMkt   NWSP500Indx    NWSmCap   NWSmCapIx
                                                       ---------   -----------   --------   ---------
Investment activity:
   Reinvested dividends ............................        563        11,967          --        206
   Mortality and expense risk charges (note 2) .....     (1,389)      (14,996)     (5,159)      (414)
                                                        -------    ----------    --------   --------
      Net investment income (loss) .................       (826)       (3,029)     (5,159)      (208)
                                                        -------    ----------    --------   --------

   Proceeds from mutual fund shares sold ...........     47,301     1,476,687     526,219    334,151
   Cost of mutual fund shares sold .................    (44,896)   (1,989,731)   (573,206)  (322,552)
                                                        -------    ----------    --------   --------
      Realized gain (loss) on investments ..........      2,405      (513,044)    (46,987)    11,599
   Change in unrealized gain (loss)
      on investments ...............................     29,005       760,750     193,971        993
                                                        -------    ----------    --------   --------
      Net gain (loss) on investments ...............     31,410       247,706     146,984     12,592
                                                        -------    ----------    --------   --------
   Reinvested capital gains ........................         --            --          --         --
                                                        -------    ----------    --------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .............................     30,584       244,677     141,825     12,384
                                                        =======    ==========    ========   ========

                                                       NBEFGuard    NBEFPart    NBETGen   NBETGuard
                                                       ---------   ---------   --------   ---------
Investment activity:
   Reinvested dividends ............................   $      --          --         --         --
   Mortality and expense risk charges (note 2) .....     (19,159)    (26,080)   (40,019)    (1,537)
                                                       ---------   ---------   --------    -------
      Net investment income (loss) .................     (19,159)    (26,080)   (40,019)    (1,537)
                                                       ---------   ---------   --------    -------

   Proceeds from mutual fund shares sold ...........     402,012     459,585    928,316     35,877
   Cost of mutual fund shares sold .................    (849,873)   (779,465)  (969,018)   (54,985)
                                                       ---------   ---------   --------    -------
      Realized gain (loss) on investments ..........    (447,861)   (319,880)   (40,702)   (19,108)
   Change in unrealized gain (loss)
      on investments ...............................     904,546   1,005,840    652,155     57,583
                                                       ---------   ---------   --------    -------
      Net gain (loss) on investments ...............     456,685     685,960    611,453     38,475
                                                       ---------   ---------   --------    -------
   Reinvested capital gains ........................          --          --         --         --
                                                       ---------   ---------   --------    -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .............................   $ 437,526     659,880    571,434     36,938
                                                       =========   =========   ========    =======

                                                        NBETPart    NBLtdMat   OppCapApA    OppGlob
                                                       ----------   --------   ---------   ----------
Investment activity:
   Reinvested dividends ............................           --     26,511         --            --
   Mortality and expense risk charges (note 2) .....       (1,083)    (9,345)    (3,652)      (68,550)
                                                       ----------   --------   --------    ----------
      Net investment income (loss) .................       (1,083)    17,166     (3,652)      (68,550)
                                                       ----------   --------   --------    ----------

   Proceeds from mutual fund shares sold ...........    1,818,986    294,874     93,666     3,109,469
   Cost of mutual fund shares sold .................   (1,787,178)  (292,049)  (128,154)   (4,356,090)
                                                       ----------   --------   --------    ----------
      Realized gain (loss) on investments ..........       31,808      2,825    (34,488)   (1,246,621)
   Change in unrealized gain (loss)
      on investments ...............................       47,236     (1,581)   119,974     2,492,143
                                                       ----------   --------   --------    ----------
      Net gain (loss) on investments ...............       79,044      1,244     85,486     1,245,522
                                                       ----------   --------   --------    ----------
   Reinvested capital gains ........................           --         --         --            --
                                                       ----------   --------   --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .............................       77,961     18,410     81,834     1,176,972
                                                       ==========   ========   ========    ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       OppStrInc   PhxBalFd   PimTotRet   PVoyager   StComStk   StrMidCap
                                                       ---------   --------   ---------   --------   --------   ---------
Investment activity:
   Reinvested dividends ............................    $ 3,493      8,088      32,415       --            --         --
   Mortality and expense risk charges (note 2) .....       (738)    (4,945)    (11,989)      (3)      (18,650)      (377)
                                                        -------    -------    --------      ---      --------     ------
      Net investment income (loss) .................      2,755      3,143      20,426       (3)      (18,650)      (377)
                                                        -------    -------    --------      ---      --------     ------

   Proceeds from mutual fund shares sold ...........      6,921     43,956     297,373        3       337,447      3,154
   Cost of mutual fund shares sold .................     (7,206)   (60,142)   (290,544)      (3)     (396,935)    (4,651)
                                                        -------    -------    --------      ---      --------     ------
      Realized gain (loss) on investments ..........       (285)   (16,186)      6,829       --       (59,488)    (1,497)
   Change in unrealized gain (loss)
      on investments ...............................      8,233     67,846      57,945       59       549,307     14,171
                                                        -------    -------    --------      ---      --------     ------
      Net gain (loss) on investments ...............      7,948     51,660      64,774       59       489,819     12,674
                                                        -------    -------    --------      ---      --------     ------
   Reinvested capital gains ........................         --         --          --       --            --         --
                                                        -------    -------    --------      ---      --------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $10,703     54,803      85,200       56       471,169     12,297
                                                        =======    =======    ========      ===      ========     ======

                                                       StrGrInc    StLCap
                                                       --------   --------
Investment activity:
   Reinvested dividends ............................        99          --
   Mortality and expense risk charges (note 2) .....      (597)    (12,258)
                                                        ------    --------
      Net investment income (loss) .................      (498)    (12,258)
                                                        ------    --------

   Proceeds from mutual fund shares sold ...........     2,611     294,499
   Cost of mutual fund shares sold .................    (3,212)   (803,484)
                                                        ------    --------
      Realized gain (loss) on investments ..........      (601)   (508,985)
   Change in unrealized gain (loss)
      on investments ...............................    10,226     753,490
                                                        ------    --------
      Net gain (loss) on investments ...............     9,625     244,505
                                                        ------    --------
   Reinvested capital gains ........................        --          --
                                                        ------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     9,127     232,247
                                                        ======    ========

                                                         TemForFd
                                                       ------------
Investment activity:
   Reinvested dividends ............................   $         --
   Mortality and expense risk charges (note 2) .....        (30,764)
                                                       ------------
      Net investment income (loss) .................        (30,764)
                                                       ------------

   Proceeds from mutual fund shares sold ...........     16,086,472
   Cost of mutual fund shares sold .................    (15,788,341)
                                                       ------------
      Realized gain (loss) on investments ..........        298,131
   Change in unrealized gain (loss)
      on investments ...............................        112,173
                                                       ------------
      Net gain (loss) on investments ...............        410,304
                                                       ------------
   Reinvested capital gains ........................             --
                                                       ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $    379,540
                                                       ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        Total                     ACGroI
                                             --------------------------   ----------------------
                                                 2003           2002         2003        2002
                                             ------------   -----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $   (389,445)     (792,034)    (48,408)     (67,898)
   Realized gain (loss) on investments ...    (12,581,154)   (6,847,974)   (414,244)    (303,341)
   Change in unrealized gain (loss)
      on investments .....................     37,271,313   (28,061,195)  1,133,749   (1,534,140)
   Reinvested capital gains ..............             --        99,322          --           --
                                             ------------   -----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     24,300,714   (35,601,881)    671,097   (1,905,379)
                                             ------------   -----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     25,372,454    24,484,353     171,437      342,986
   Transfers between funds ...............             --            --     (79,761)    (207,621)
   Redemptions (note 3) ..................    (20,381,847)  (20,150,576)   (420,972)    (646,585)
   Annuity benefits ......................         (4,437)       (7,614)     (4,437)      (6,403)
   Annual contract maintenance charges
      (note 2) ...........................       (235,783)     (256,953)     (9,214)     (10,556)
   Contingent deferred sales charges
      (note 2) ...........................       (260,556)     (224,216)     (2,870)      (3,705)
   Adjustments to maintain reserves ......       (443,466)      226,682     (26,297)         816
                                             ------------   -----------   ---------   ----------
         Net equity transactions .........      4,046,365     4,071,676    (372,114)    (531,068)
                                             ------------   -----------   ---------   ----------

Net change in contract owners' equity ....     28,347,079   (31,530,205)    298,983   (2,436,447)
Contract owners' equity beginning
   of period .............................    261,873,293   321,523,190   7,571,854   11,494,897
                                             ------------   -----------   ---------   ----------
Contract owners' equity end of period ....   $290,220,372   289,992,985   7,870,837    9,058,450
                                             ============   ===========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................     19,078,676    18,935,656     202,293      195,078
                                             ------------   -----------   ---------   ----------
   Units purchased .......................     32,216,849     1,930,646       9,819       23,535
   Units redeemed ........................    (31,319,442)   (2,305,563)    (14,415)      (9,800)
                                             ------------   -----------   ---------   ----------
   Ending units ..........................     19,976,083    18,560,739     197,697      208,813
                                             ============   ===========   =========   ==========

                                                   ACIncGroA                ACIncGroI
                                             ---------------------   ----------------------
                                                2003        2002        2003        2002
                                             ---------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........       2,047      (1,166)     10,233       (5,207)
   Realized gain (loss) on investments ...     (23,628)   (116,813)   (197,100)     (36,803)
   Change in unrealized gain (loss)
      on investments .....................     178,248     (37,698)    830,658     (871,639)
   Reinvested capital gains ..............          --          --          --           --
                                             ---------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     156,667    (155,677)    643,791     (913,649)
                                             ---------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     169,251     358,511     298,189      476,140
   Transfers between funds ...............     (56,695)     16,404     (44,328)    (362,732)
   Redemptions (note 3) ..................     (49,016)    (57,900)   (547,200)    (459,153)
   Annuity benefits ......................          --          --          --           --
   Annual contract maintenance charges
      (note 2) ...........................          --          --      (7,174)      (8,416)
   Contingent deferred sales charges
      (note 2) ...........................        (528)       (288)     (8,389)      (5,790)
   Adjustments to maintain reserves ......         (50)        (51)        (45)        (115)
                                             ---------   ---------   ---------   ----------
         Net equity transactions .........      62,962     316,676    (308,947)    (360,066)
                                             ---------   ---------   ---------   ----------

Net change in contract owners' equity ....     219,629     160,999     334,844   (1,273,715)
Contract owners' equity beginning
   of period .............................   1,297,583   1,192,782   5,992,253    8,595,869
                                             ---------   ---------   ---------   ----------
Contract owners' equity end of period ....   1,517,212   1,353,781   6,327,097    7,322,154
                                             =========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................     202,500     147,837     459,146      524,128
                                             ---------   ---------   ---------   ----------
   Units purchased .......................      27,471      45,999      35,207       32,102
   Units redeemed ........................     (17,405)     (5,428)    (59,309)     (55,412)
                                             ---------   ---------   ---------   ----------
   Ending units ..........................     212,566     188,408     435,044      500,818
                                             =========   =========   =========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   ACIntlGrA               ACIntlGrI
                                             ---------------------   ---------------------
                                                 2003        2002       2003       2002
                                             -----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $    (2,329)   (1,244)    (10,104)    (13,646)
   Realized gain (loss) on investments ...        92,953   (47,300)   (174,906)   (482,459)
   Change in unrealized gain (loss)
      on investments .....................         3,291    52,622     265,949     416,276
   Reinvested capital gains ..............            --        --          --          --
                                             -----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        93,915     4,078      80,939     (79,829)
                                             -----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        67,644    60,866     113,547     133,330
   Transfers between funds ...............      (122,988)   (5,428)     18,540    (177,156)
   Redemptions (note 3) ..................        (7,667)   (3,193)   (115,841)   (121,919)
   Annuity benefits ......................            --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................            --        --      (2,100)     (2,372)
   Contingent deferred sales charges
      (note 2) ...........................          (277)      (25)     (3,235)     (1,329)
   Adjustments to maintain reserves ......           (10)       (7)        831        (272)
                                             -----------   -------   ---------   ---------
         Net equity transactions .........       (63,298)   52,213      11,742    (169,718)
                                             -----------   -------   ---------   ---------

Net change in contract owners' equity ....        30,617    56,291      92,681    (249,547)
Contract owners' equity beginning
   of period .............................       238,617   173,065   1,585,693   2,242,474
                                             -----------   -------   ---------   ---------
Contract owners' equity end of period ....   $   269,234   229,356   1,678,374   1,992,927
                                             ===========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................        47,760    27,565     109,800     123,761
                                             -----------   -------   ---------   ---------
   Units purchased .......................     3,077,513    11,709      69,906       7,625
   Units redeemed ........................    (3,073,865)   (1,292)    (68,815)    (17,104)
                                             -----------   -------   ---------   ---------
   Ending units ..........................        51,408    37,982     110,891     114,282
                                             ===========   =======   =========   =========

                                                    ACSTGvtI                ACUltraI
                                             ---------------------   -----------------------
                                                2003        2002        2003          2002
                                             ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      23,496      30,666      (98,282)    (135,067)
   Realized gain (loss) on investments ...      16,338      13,599     (651,491)     (53,720)
   Change in unrealized gain (loss)
      on investments .....................     (29,932)        654    2,477,160   (2,641,915)
   Reinvested capital gains ..............          --          --           --           --
                                             ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       9,902      44,919    1,727,387   (2,830,702)
                                             ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     542,232     244,489      600,748    1,021,059
   Transfers between funds ...............      43,527     378,757     (243,551)    (672,868)
   Redemptions (note 3) ..................    (451,351)   (222,617)    (945,708)    (946,190)
   Annuity benefits ......................          --          --           --           --
   Annual contract maintenance charges
      (note 2) ...........................      (2,039)     (1,636)     (13,917)     (16,464)
   Contingent deferred sales charges
      (note 2) ...........................      (4,027)     (1,116)     (12,254)     (13,639)
   Adjustments to maintain reserves ......     (14,101)     14,853      (10,435)      11,516
                                             ---------   ---------   ----------   ----------
         Net equity transactions .........     114,241     412,730     (625,117)    (616,586)
                                             ---------   ---------   ----------   ----------

Net change in contract owners' equity ....     124,143     457,649    1,102,270   (3,447,288)
Contract owners' equity beginning
   of period .............................   4,038,133   2,321,712   15,470,323   22,547,668
                                             ---------   ---------   ----------   ----------
Contract owners' equity end of period ....   4,162,276   2,779,361   16,572,593   19,100,380
                                             =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     209,853     111,419    1,204,587    1,276,469
                                             ---------   ---------   ----------   ----------
   Units purchased .......................      72,430      33,983      105,062       43,733
   Units redeemed ........................     (60,633)     (7,080)    (121,763)     (69,346)
                                             ---------   ---------   ----------   ----------
   Ending units ..........................     221,650     138,322    1,187,886    1,250,856
                                             =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      CSEmGro                 CSGIFixI
                                             -----------------------   -------------------
                                                2003          2002        2003       2002
                                             ----------   ----------   ---------   -------
Investment activity:
   Net investment income (loss) ..........   $  (16,371)     (23,869)      5,009       992
   Realized gain (loss) on investments ...     (256,326)    (252,195)     11,113      (369)
   Change in unrealized gain (loss)
      on investments .....................      749,313     (418,885)     43,677     8,460
   Reinvested capital gains ..............           --           --          --        --
                                             ----------   ----------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      476,616     (694,949)     59,799     9,083
                                             ----------   ----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      126,580      168,054      54,961    11,035
   Transfers between funds ...............      (56,946)    (205,608)    387,763    75,180
   Redemptions (note 3) ..................     (153,248)    (275,093)    (62,651)  (25,048)
   Annuity benefits ......................           --           --          --        --
   Annual contract maintenance charges
      (note 2) ...........................       (2,626)      (3,264)       (811)     (298)
   Contingent deferred sales charges
      (note 2) ...........................       (1,773)      (2,011)     (1,272)     (779)
   Adjustments to maintain reserves ......          (33)         (32)         13        (2)
                                             ----------   ----------   ---------   -------
         Net equity transactions .........      (88,046)    (317,954)    378,003    60,088
                                             ----------   ----------   ---------   -------

Net change in contract owners' equity ....      388,570   (1,012,903)    437,802    69,171
Contract owners' equity beginning
   of period .............................    2,418,674    4,224,002     623,027   189,598
                                             ----------   ----------   ---------   -------
Contract owners' equity end of period ....   $2,807,244    3,211,099   1,060,829   258,769
                                             ==========   ==========   =========   =======

CHANGES IN UNITS:
   Beginning units .......................      263,436      317,127      50,344    16,666
                                             ----------   ----------   ---------   -------
   Units purchased .......................       20,252       13,735      63,277     6,384
   Units redeemed ........................      (29,146)     (39,288)    (33,966)   (1,173)
                                             ----------   ----------   ---------   -------
   Ending units ..........................      254,542      291,574      79,655    21,877
                                             ==========   ==========   =========   =======

                                                   DeHYBd               DryABonds
                                             ------------------   ---------------------
                                               2003      2002        2003        2002
                                             -------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........    16,203     19,967      43,340      32,583
   Realized gain (loss) on investments ...   (31,279)  (102,209)      9,515     (10,286)
   Change in unrealized gain (loss)
      on investments .....................    81,249     60,705     109,171      10,304
   Reinvested capital gains ..............        --         --          --          --
                                             -------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    66,173    (21,537)    162,026      32,601
                                             -------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     8,749      7,278     206,696     139,127
   Transfers between funds ...............   121,597     (2,429)    157,561     106,547
   Redemptions (note 3) ..................   (14,318)   (11,937)   (113,861)   (258,979)
   Annuity benefits ......................        --         --          --          --
   Annual contract maintenance charges
      (note 2) ...........................      (312)      (263)     (2,342)     (1,524)
   Contingent deferred sales charges
      (note 2) ...........................       (61)       (29)     (2,685)     (1,919)
   Adjustments to maintain reserves ......       (10)       (56)    (13,721)     13,020
                                             -------   --------   ---------   ---------
         Net equity transactions .........   115,645     (7,436)    231,648      (3,728)
                                             -------   --------   ---------   ---------

Net change in contract owners' equity ....   181,818    (28,973)    393,674      28,873
Contract owners' equity beginning
   of period .............................   282,951    403,602   3,290,077   2,740,366
                                             -------   --------   ---------   ---------
Contract owners' equity end of period ....   464,769    374,629   3,683,751   2,769,239
                                             =======   ========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................    28,131     39,799     228,069     202,272
                                             -------   --------   ---------   ---------
   Units purchased .......................    20,769        847      40,505      22,933
   Units redeemed ........................   (10,117)    (1,672)    (23,737)    (24,175)
                                             -------   --------   ---------   ---------
   Ending units ..........................    38,783     38,974     244,837     201,030
                                             =======   ========   =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                DryApp                  DryBal
                                                        ----------------------   ---------------------
                                                           2003         2002       2003        2002
                                                        ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .....................   $  (18,897)    (21,928)      3,559       6,057
   Realized gain (loss) on investments ..............     (142,477)    (20,087)    (19,692)    (18,929)
   Change in unrealized gain (loss)
      on investments ................................      395,633    (357,808)    123,297    (161,224)
   Reinvested capital gains .........................           --       1,515          --          --
                                                        ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from operations ...      234,259    (398,308)    107,164    (174,096)
                                                        ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ......................      377,101     518,114     120,545      95,944
   Transfers between funds ..........................      125,041     525,690      93,760      14,215
   Redemptions (note 3) .............................     (160,073)   (131,604)    (40,223)    (61,957)
   Annuity benefits .................................           --          --          --          --
   Annual contract maintenance charges (note 2) .....       (2,514)     (2,206)     (1,048)     (1,030)
   Contingent deferred sales charges (note 2) .......       (2,173)     (2,732)       (413)       (435)
   Adjustments to maintain reserves .................      (12,835)     17,258          34         (83)
                                                        ----------   ---------   ---------   ---------
         Net equity transactions ....................      324,547     924,520     172,655      46,654
                                                        ----------   ---------   ---------   ---------

Net change in contract owners' equity ...............      558,806     526,212     279,819    (127,442)
Contract owners' equity beginning of period .........    3,081,601   3,342,324   1,294,706   1,544,993
                                                        ----------   ---------   ---------   ---------
Contract owners' equity end of period ...............   $3,640,407   3,868,536   1,574,525   1,417,551
                                                        ==========   =========   =========   =========
CHANGES IN UNITS:
   Beginning units ..................................      345,694     310,248     151,031     150,473
                                                        ----------   ---------   ---------   ---------
   Units purchased ..................................       88,348     106,176      28,487       5,235
   Units redeemed ...................................      (41,038)    (10,691)     (8,970)     (1,386)
                                                        ----------   ---------   ---------   ---------
   Ending units .....................................      393,004     405,733     170,548     154,322
                                                        ==========   =========   =========   =========

                                                           DryELead              Dry3dCen
                                                        ---------------   ---------------------
                                                         2003     2002      2003        2002
                                                        ------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) .....................     (324)    (418)     (6,546)    (10,080)
   Realized gain (loss) on investments ..............     (100)    (274)   (228,473)   (184,031)
   Change in unrealized gain (loss)
      on investments ................................    6,919   (4,660)    324,333    (109,075)
   Reinvested capital gains .........................       --       --          --          --
                                                        ------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from operations ...    6,495   (5,352)     89,314    (303,186)
                                                        ------   ------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ......................      218      218      92,076      94,419
   Transfers between funds ..........................       --   (3,478)    (42,618)   (273,317)
   Redemptions (note 3) .............................       --       --     (58,437)    (97,723)
   Annuity benefits .................................       --       --          --          --
   Annual contract maintenance charges (note 2) .....       --       --      (1,334)     (1,677)
   Contingent deferred sales charges (note 2) .......       --       --        (494)     (1,256)
   Adjustments to maintain reserves .................       --        5         (29)        (26)
                                                        ------   ------   ---------   ---------
         Net equity transactions ....................      218   (3,255)    (10,836)   (279,580)
                                                        ------   ------   ---------   ---------

Net change in contract owners' equity ...............    6,713   (8,607)     78,478    (582,766)
Contract owners' equity beginning of period .........   54,785   75,922   1,005,117   1,894,876
                                                        ------   ------   ---------   ---------
Contract owners' equity end of period ...............   61,498   67,315   1,083,595   1,312,110
                                                        ======   ======   =========   =========

CHANGES IN UNITS:
   Beginning units ..................................    7,585    8,292      84,912     128,466
                                                        ------   ------   ---------   ---------
   Units purchased ..................................       30       23      36,441      12,061
   Units redeemed ...................................       --     (373)    (31,117)    (47,395)
                                                        ------   ------   ---------   ---------
   Ending units .....................................    7,615    7,942      90,236      93,132
                                                        ======   ======   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                Dry500Ix                 EvInc
                                                        ------------------------   -----------------
                                                           2003          2002        2003      2002
                                                        -----------   ----------   -------   -------
Investment activity:
   Net investment income (loss) .....................   $   (96,988)    (128,474)    3,388     3,305
   Realized gain (loss) on investments ..............      (491,423)    (117,175)   (9,261)   (2,540)
   Change in unrealized gain (loss)
      on investments ................................     2,156,305   (2,654,729)   76,430   (48,283)
   Reinvested capital gains .........................            --           --        --        --
                                                        -----------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from operations ...     1,567,894   (2,900,378)   70,557   (47,518)
                                                        -----------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ......................     1,052,972    1,270,407    53,038    37,973
   Transfers between funds ..........................         3,486     (685,074)   13,166   183,593
   Redemptions (note 3) .............................    (1,189,966)  (1,194,303)  (36,811)  (43,267)
   Annuity benefits .................................            --           --        --        --
   Annual contract maintenance charges (note 2) .....       (20,577)     (23,206)     (677)     (696)
   Contingent deferred sales charges (note 2) .......       (18,733)      (9,387)     (261)     (270)
   Adjustments to maintain reserves .................           (41)        (246)     (103)        8
                                                        -----------   ----------   -------   -------
         Net equity transactions ....................      (172,859)    (641,809)   28,352   177,341
                                                        -----------   ----------   -------   -------

Net change in contract owners' equity ...............     1,395,035   (3,542,187)   98,909   129,823
Contract owners' equity beginning of period .........    14,693,857   20,949,076   596,162   723,477
                                                        -----------   ----------   -------   -------
Contract owners' equity end of period ...............   $16,088,892   17,406,889   695,071   853,300
                                                        ===========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ..................................       723,651      789,038    35,669    37,440
                                                        -----------   ----------   -------   -------
   Units purchased ..................................        81,751       56,408     4,843    10,426
   Units redeemed ...................................       (90,548)     (83,447)   (3,186)   (1,464)
                                                        -----------   ----------   -------   -------
   Ending units .....................................       714,854      761,999    37,326    46,402
                                                        ===========   ==========   =======   =======

                                                           FedEqInc             FedHiYld
                                                        ---------------   -------------------
                                                         2003     2002      2003       2002
                                                        ------   ------   ---------   -------
Investment activity:
   Net investment income (loss) .....................      199       10      43,606    28,418
   Realized gain (loss) on investments ..............    3,463   (2,144)     (5,450)  (65,637)
   Change in unrealized gain (loss)
      on investments ................................    1,751   (2,826)    108,956     8,991
   Reinvested capital gains .........................       --       --          --        --
                                                        ------   ------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from operations ...    5,413   (4,960)    147,112   (28,228)
                                                        ------   ------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ......................    6,404    9,644     195,942   135,379
   Transfers between funds ..........................   (2,506)  (1,059)    368,183   193,906
   Redemptions (note 3) .............................       --       --    (166,251)  (34,766)
   Annuity benefits .................................       --       --          --        --
   Annual contract maintenance charges (note 2) .....       --       --        (841)     (527)
   Contingent deferred sales charges (note 2) .......       --       --      (2,267)     (935)
   Adjustments to maintain reserves .................       (8)      --         113       (35)
                                                        ------   ------   ---------   -------
         Net equity transactions ....................    3,890    8,585     394,879   293,022
                                                        ------   ------   ---------   -------

Net change in contract owners' equity ...............    9,303    3,625     541,991   264,794
Contract owners' equity beginning of period .........   59,545   30,974     949,594   507,293
                                                        ------   ------   ---------   -------
Contract owners' equity end of period ...............   68,848   34,599   1,491,585   772,087
                                                        ======   ======   =========   =======

CHANGES IN UNITS:
   Beginning units ..................................    9,824    4,072     109,902    58,130
                                                        ------   ------   ---------   -------
   Units purchased ..................................    6,051    1,259     126,560    35,142
   Units redeemed ...................................   (5,387)    (113)    (83,991)   (3,063)
                                                        ------   ------   ---------   -------
   Ending units .....................................   10,488    5,218     152,471    90,209
                                                        ======   ======   =========   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   FedIntInc              FedBdFd             FidABaIA               FidABaIT
                                              -----------------   ---------------------   -----------------   ---------------------
                                                2003      2002       2003        2002      2003      2002       2003         2002
                                              --------   ------   ---------   ---------   -------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...........   $  4,534    2,286      62,602      55,616     3,489     4,411       2,655       4,136
   Realized gain (loss) on investments ....        435       (1)        619      (7,699)   (8,876)  (12,793)    (41,028)    (13,127)
   Change in unrealized gain (loss)
      on investments ......................      6,262     (368)    135,852     (28,991)   70,136   (57,440)    142,678    (100,227)
   Reinvested capital gains ...............         --       --          --          --        --        --          --          --
                                              --------   ------   ---------   ---------   -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     11,231    1,917     199,073      18,926    64,749   (65,822)    104,305    (109,218)
                                              --------   ------   ---------   ---------   -------   -------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............     26,435      407     125,088     103,378    46,462   182,042     103,397      74,293
   Transfers between funds ................     20,314       --      96,101      38,319    (7,804)  (19,949)    (92,800)      4,922
   Redemptions (note 3) ...................     (7,113)      --    (309,178)    (96,648)  (39,032)  (41,884)    (49,521)    (40,503)
   Annuity benefits .......................         --       --          --          --        --        --          --          --
   Annual contract maintenance charges
      (note 2) ............................         --       --      (1,388)       (958)       --        --      (1,207)     (1,191)
   Contingent deferred sales charges
      (note 2) ............................       (464)      --      (2,886)     (1,534)     (307)     (474)       (848)       (337)
   Adjustments to maintain reserves .......        (16)      (4)     (1,075)       (245)      (19)      (19)        (11)         (7)
                                              --------   ------   ---------   ---------   -------   -------   ---------   ---------
         Net equity transactions ..........     39,156      403     (93,338)     42,312      (700)  119,716     (40,990)     37,177
                                              --------   ------   ---------   ---------   -------   -------   ---------   ---------

Net change in contract owners' equity .....     50,387    2,320     105,735      61,238    64,049    53,894      63,315     (72,041)
Contract owners' equity beginning
   of period ..............................    183,786   92,474   2,314,552   1,961,007   676,669   660,896   1,066,341   1,203,796
                                              --------   ------   ---------   ---------   -------   -------   ---------   ---------
Contract owners' equity end of period .....   $234,173   94,794   2,420,287   2,022,245   740,718   714,790   1,129,656   1,131,755
                                              ========   ======   =========   =========   =======   =======   =========   =========
CHANGES IN UNITS:
   Beginning units ........................     15,511    8,388     184,343     164,544    81,046    71,335      85,330      86,449
                                              --------   ------   ---------   ---------   -------   -------   ---------   ---------
   Units purchased ........................      3,893       36      39,651       4,200     7,111    16,409       9,632       3,592
   Units redeemed .........................       (612)      --     (47,132)     (1,212)   (7,095)   (3,319)    (12,236)       (908)
                                              --------   ------   ---------   ---------   -------   -------   ---------   ---------
   Ending units ...........................     18,792    8,424     176,862     167,532    81,062    84,425      82,726      89,133
                                              ========   ======   =========   =========   =======   =======   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  FidAEGroA          FidAEqIncA              FidAEqIncT             FidAGrOppA
                                            -------------------   ---------------------   ---------------------   -----------------
                                               2003       2002      2003         2002       2003        2002        2003      2002
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) .........   $  (2,991)   (2,102)       (962)     (2,694)     (6,641)    (12,222)   (1,547)   (1,529)
   Realized gain (loss) on investments ..     (53,056)   (7,995)   (194,512)     (7,562)    (44,886)    (45,651)   (9,228)  (42,589)
   Change in unrealized gain (loss)
      on investments ....................     131,305   (82,248)    384,160    (107,168)    285,639    (132,023)   45,022     2,917
   Reinvested capital gains .............          --        --          --       2,100          --       4,161        --        --
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      75,258   (92,345)    188,686    (115,324)    234,112    (185,735)   34,247   (41,201)
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     115,828   128,107     274,443     406,058     154,494     169,973    77,304   119,289
   Transfers between funds ..............     (28,989)   14,172     (12,081)    275,322     121,807     520,582     3,207     2,624
   Redemptions (note 3) .................     (11,029)  (34,095)    (69,695)    (55,373)   (175,602)   (148,722)  (21,320)  (28,404)
   Annuity benefits .....................          --        --          --          --          --          --        --        --
   Annual contract maintenance charges
      (note 2) ..........................          --        --          --          --      (2,834)     (2,627)       --        --
   Contingent deferred sales charges
      (note 2) ..........................        (174)      (78)     (2,257)       (820)       (938)     (1,044)     (439)      (19)
   Adjustments to maintain reserves .....         (24)       (1)        (51)        (31)        (15)        (20)      (25)       (6)
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
         Net equity transactions ........      75,612   108,105     190,359     625,156      96,912     538,142    58,727    93,484
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------

Net change in contract owners' equity ...     150,870    15,760     379,045     509,832     331,024     352,407    92,974    52,283
Contract owners' equity beginning
   of period ............................     508,932   369,769   1,864,143   1,260,314   2,512,751   2,528,954   226,006   201,523
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
Contract owners' equity end of period ...   $ 659,802   385,529   2,243,188   1,770,146   2,843,775   2,881,361   318,980   253,806
                                            =========   =======   =========   =========   =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ......................     103,982    51,875     207,180     116,878     173,217     145,153    41,447    28,345
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
   Units purchased ......................     186,352    18,616     174,158      61,137      25,756      35,577    14,752    15,634
   Units redeemed .......................    (170,623)   (3,016)   (153,952)     (4,274)    (19,567)     (5,355)   (4,070)   (2,485)
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
   Ending units .........................     119,711    67,475     227,386     173,741     179,406     175,375    52,129    41,494
                                            =========   =======   =========   =========   =========   =========   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   FidAGrOppT               FidAHiIncT
                                             ----------------------   ---------------------
                                                2003         2002        2003       2002
                                             ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (24,667)    (32,071)     86,098      67,783
   Realized gain (loss) on investments ...     (482,628)   (215,592)    350,913    (280,877)
   Change in unrealized gain (loss)
      on investments .....................      942,485    (483,509)    366,827     (86,958)
   Reinvested capital gains ..............           --          --          --          --
                                             ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      435,190    (731,172)    803,838    (300,052)
                                             ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      177,146     253,849     349,116     123,076
   Transfers between funds ...............      (11,911)   (205,619)  3,133,167      (6,030)
   Redemptions (note 3) ..................     (212,034)   (240,059)   (144,440)   (106,145)
   Annuity benefits ......................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (4,852)     (5,511)     (1,528)     (1,297)
   Contingent deferred sales charges
      (note 2) ...........................       (2,020)     (3,740)       (941)     (1,357)
   Adjustments to maintain reserves ......          (31)        (54)       (810)        354
                                             ----------   ---------   ---------   ---------
         Net equity transactions .........      (53,702)   (201,134)  3,334,564       8,601
                                             ----------   ---------   ---------   ---------

Net change in contract owners' equity ....      381,488    (932,306)  4,138,402    (291,451)
Contract owners' equity beginning
   of period .............................    3,712,674   5,347,102   2,304,935   2,238,779
                                             ----------   ---------   ---------   ---------
Contract owners' equity end of period ....   $4,094,162   4,414,796   6,443,337   1,947,328
                                             ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      375,670     414,206     222,978     198,014
                                             ----------   ---------   ---------   ---------
   Units purchased .......................       40,682      21,832     752,956       7,561
   Units redeemed ........................      (46,696)    (38,330)   (429,944)     (2,441)
                                             ----------   ---------   ---------   ---------
   Ending units ..........................      369,656     397,708     545,990     203,134
                                             ==========   =========   =========   =========

                                                    FidAOvA                FidAsMgr
                                             ---------------------   ---------------------
                                                2003        2002        2003       2002
                                             ----------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........       (1,377)      (214)     28,298      51,170
   Realized gain (loss) on investments ...      143,212        (22)    (64,760)    (77,989)
   Change in unrealized gain (loss)
      on investments .....................        1,255      1,072     399,861    (388,036)
   Reinvested capital gains ..............           --         --          --          --
                                             ----------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      143,090        836     363,399    (414,855)
                                             ----------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        7,182    130,278     129,335     168,683
   Transfers between funds ...............      (40,935)  (149,880)     80,047     115,322
   Redemptions (note 3) ..................       (2,771)    (1,553)   (253,637)   (243,131)
   Annuity benefits ......................           --         --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --         --      (3,166)     (2,984)
   Contingent deferred sales charges
      (note 2) ...........................           --         --      (2,398)     (2,688)
   Adjustments to maintain reserves ......            5         (4)        (59)        (30)
                                             ----------   --------   ---------   ---------
         Net equity transactions .........      (36,519)   (21,159)    (49,878)     35,172
                                             ----------   --------   ---------   ---------

Net change in contract owners' equity ....      106,571    (20,323)    313,521    (379,683)
Contract owners' equity beginning
   of period .............................       25,233     42,700   4,075,286   5,266,968
                                             ----------   --------   ---------   ---------
Contract owners' equity end of period ....      131,804     22,377   4,388,807   4,887,285
                                             ==========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................        4,402      5,894     242,946     284,944
                                             ----------   --------   ---------   ---------
   Units purchased .......................    3,233,544     16,794      16,314       3,241
   Units redeemed ........................   (3,217,019)   (19,521)    (19,408)     (1,023)
                                             ----------   --------   ---------   ---------
   Ending units ..........................       20,927      3,167     239,852     287,162
                                             ==========   ========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     FidCapInc            FidEqInc
                                             --------------------   ----------------------
                                                2003        2002       2003        2002
                                             ---------   --------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $  15,919     14,583      15,838        6,981
   Realized gain (loss) on investments ...     (14,900)   (11,190)   (339,334)    (108,330)
   Change in unrealized gain (loss)
      on investments .....................     136,982    (74,616)  1,091,966     (732,497)
   Reinvested capital gains ..............          --         --          --       33,265
                                             ---------   --------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     138,001    (71,223)    768,470     (800,581)
                                             ---------   --------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........          --         --     306,524      293,982
   Transfers between funds ...............          --     (6,852)    103,110      215,718
   Redemptions (note 3) ..................     (43,162)   (22,280)   (802,531)    (728,856)
   Annuity benefits ......................          --       (319)         --         (647)
   Annual contract maintenance charges
      (note 2) ...........................        (758)      (746)     (9,368)      (9,857)
   Contingent deferred sales charges
      (note 2) ...........................          --         --      (4,804)      (2,610)
   Adjustments to maintain reserves ......          21        (45)         73        1,912
                                             ---------   --------   ---------   ----------
         Net equity transactions .........     (43,899)   (30,242)   (406,996)    (230,358)
                                             ---------   --------   ---------   ----------

Net change in contract owners' equity ....      94,102   (101,465)    361,474   (1,030,939)
Contract owners' equity beginning
   of period .............................     538,152    635,501   8,303,118   11,515,959
                                             ---------   --------   ---------   ----------
Contract owners'equity end of period .....   $ 632,254    534,036   8,664,592   10,485,020
                                             =========   ========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................      12,054     13,985     121,343      137,625
                                             ---------   --------   ---------   ----------
   Units purchased .......................           1         --      10,618        6,663
   Units redeemed ........................        (870)      (669)    (16,603)      (9,528)
                                             ---------   --------   ---------   ----------
   Ending units ..........................      11,185     13,316     115,358      134,760
                                             =========   ========   =========   ==========

                                                     FidMgln                   FidPurtn
                                             -----------------------   -----------------------
                                                2003         2002         2003         2002
                                             ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      (83,926)    (150,894)      64,255       88,448
   Realized gain (loss) on investments ...     (718,729)     368,264     (151,182)     (87,274)
   Change in unrealized gain (loss)
      on investments .....................    2,694,005   (5,001,086)     839,970     (504,754)
   Reinvested capital gains ..............           --           --           --           --
                                             ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    1,891,350   (4,783,716)     753,043     (503,580)
                                             ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      533,545    1,041,634      235,185      305,167
   Transfers between funds ...............     (450,614)  (1,072,709)      79,103      119,833
   Redemptions (note 3) ..................   (1,634,059)  (1,432,640)  (1,059,420)    (807,332)
   Annuity benefits ......................           --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................      (18,565)     (21,310)      (6,331)      (6,399)
   Contingent deferred sales charges
      (note 2) ...........................      (22,996)     (18,835)     (22,226)      (7,117)
   Adjustments to maintain reserves ......         (604)         444          (18)         (87)
                                             ----------   ----------   ----------   ----------
         Net equity transactions .........   (1,593,293)  (1,503,416)    (773,707)    (395,935)
                                             ----------   ----------   ----------   ----------

Net change in contract owners' equity ....      298,057   (6,287,132)     (20,664)    (899,515)
Contract owners' equity beginning
   of period .............................   19,908,044   31,317,115    9,927,580   12,638,711
                                             ----------   ----------   ----------   ----------
Contract owners'equity end of period .....   20,206,101   25,029,983    9,906,916   11,739,196
                                             ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      941,898    1,116,333      455,032      526,520
                                             ----------   ----------   ----------   ----------
   Units purchased .......................       46,401       41,714       23,004       18,282
   Units redeemed ........................     (121,156)    (100,331)     (57,803)     (34,729)
                                             ----------   ----------   ----------   ----------
   Ending units ..........................      867,143    1,057,716      420,233      510,073
                                             ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   FidVIPHI              FranMutSer             FranSmCapGr           FranBSInv
                                               -----------------   ---------------------   --------------------   -----------------
                                                 2003      2002       2003        2002        2003       2002       2003      2002
                                               -------   -------   ---------   ---------   ---------   --------   -------   -------
Investment activity:
   Net investment income (loss) ............   $ 3,734     6,884       7,958     (15,875)     (5,489)    (4,519)   (3,318)   (1,449)
   Realized gain (loss) on investments .....      (369)  (20,101)   (127,365)     (4,225)    (25,406)   (72,541)   (1,125)    2,658
   Change in unrealized gain (loss)
      on investments .......................     4,942    10,720     524,813    (245,336)    191,614   (105,201)   54,735     7,445
   Reinvested capital gains ................        --        --          --      58,850          --         --        --        --
                                               -------   -------   ---------   ---------   ---------   --------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     8,307    (2,497)    405,406    (206,586)    160,719   (182,261)   50,292     8,654
                                               -------   -------   ---------   ---------   ---------   --------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............        --        --     386,925     601,432     119,917    131,669   188,878    86,653
   Transfers between funds .................        --        --      81,651     805,446      54,872     33,134    67,679   123,640
   Redemptions (note 3) ....................        --   (20,496)   (260,673)   (132,912)    (14,843)   (20,847)  (41,387)  (20,346)
   Annuity benefits ........................        --        --          --          --          --         --        --        --
   Annual contract maintenance charges
      (note 2) .............................       (21)      (17)     (1,852)     (1,389)         --         --        --        --
   Contingent deferred sales charges
      (note 2) .............................        --        --      (1,995)     (1,315)       (118)      (246)   (1,742)     (841)
   Adjustments to maintain reserves ........         7        (4)     (5,120)      6,683         (35)       (23)      (32)      (31)
                                               -------   -------   ---------   ---------   ---------   --------   -------   -------
         Net equity transactions ...........       (14)  (20,517)    198,936   1,277,945     159,793    143,687   213,396   189,075
                                               -------   -------   ---------   ---------   ---------   --------   -------   -------

Net change in contract owners' equity ......     8,293   (23,014)    604,342   1,071,359     320,512    (38,574)  263,688   197,729
Contract owners' equity beginning
   of period ...............................    50,542    70,038   4,163,804   3,278,389     866,959    854,047   489,094   244,506
                                               -------   -------   ---------   ---------   ---------   --------   -------   -------
Contract owners' equity end of period ......   $58,835    47,024   4,768,146   4,349,748   1,187,471    815,473   752,782   442,235
                                               =======   =======   =========   =========   =========   ========   =======   =======

CHANGES IN UNITS:
   Beginning units .........................     2,911     4,118     380,780     261,828     185,549    127,318    42,332    19,653
                                               -------   -------   ---------   ---------   ---------   --------   -------   -------
   Units purchased .........................        --        --      81,899     111,097     749,977     26,072    24,254    15,608
   Units redeemed ..........................        (1)   (1,207)    (63,032)     (8,828)   (715,216)    (2,632)   (5,942)   (1,265)
                                               -------   -------   ---------   ---------   ---------   --------   -------   -------
   Ending units ............................     2,910     2,911     399,647     364,097     220,310    150,758    60,644    33,996
                                               =======   =======   =========   =========   =========   ========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         GartBond                GartGvtBd
                                                  ----------------------   ---------------------
                                                     2003         2002        2003        2002
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   51,134      46,581      99,917      47,673
   Realized gain (loss) on investments ........       20,343       9,547      47,216      (1,345)
   Change in unrealized gain (loss)
      on investments ..........................       81,743     (12,087)     17,425      56,587
   Reinvested capital gains ...................           --          --          --          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      153,220      44,041     164,558     102,915
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      165,899     105,905     567,223     249,086
   Transfers between funds ....................      378,155      60,892     387,064     748,855
   Redemptions (note 3) .......................     (400,887)   (172,591)   (410,336)   (189,364)
   Annuity benefits ...........................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ................................       (2,053)     (1,517)     (3,732)     (1,530)
   Contingent deferred sales charges
      (note 2) ................................       (3,377)     (2,366)     (7,726)     (1,878)
   Adjustments to maintain reserves ...........         (132)        (82)     (3,758)        235
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............      137,605      (9,759)    528,735     805,404
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........      290,825      34,282     693,293     908,319
Contract owners' equity beginning
   of period ..................................    2,548,030   2,071,143   7,158,033   2,497,847
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $2,838,855   2,105,425   7,851,326   3,406,166
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................       78,906      69,075     507,979     197,497
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................       31,337       7,098     190,348      70,825
   Units redeemed .............................      (25,752)     (2,393)   (151,879)     (9,742)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................       84,491      73,780     546,448     258,580
                                                  ==========   =========   =========   =========

                                                         GartGrow              GVITJPBal
                                                  ----------------------   -----------------
                                                     2003         2002       2003      2002
                                                  ----------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............       (6,759)     (8,480)      150       339
   Realized gain (loss) on investments ........   (1,321,665)   (282,980)   (2,799)     (984)
   Change in unrealized gain (loss)
      on investments ..........................    1,511,532      44,772     7,669    (8,199)
   Reinvested capital gains ...................           --          --        --        --
                                                  ----------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      183,108    (246,688)    5,020    (8,844)
                                                  ----------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      159,158     107,813    13,693    16,881
   Transfers between funds ....................      (38,374)    (79,256)    2,766    15,532
   Redemptions (note 3) .......................      (72,078)   (118,805)  (20,562)  (26,611)
   Annuity benefits ...........................           --          --        --        --
   Annual contract maintenance charges
      (note 2) ................................       (1,689)     (2,041)      (71)      (50)
   Contingent deferred sales charges
      (note 2) ................................         (383)     (1,625)     (257)       --
   Adjustments to maintain reserves ...........          (14)         85         5        (4)
                                                  ----------   ---------   -------   -------
         Net equity transactions ..............       46,620     (93,829)   (4,426)    5,748
                                                  ----------   ---------   -------   -------

Net change in contract owners' equity .........      229,728    (340,517)      594    (3,096)
Contract owners' equity beginning
   of period ..................................      952,382   1,449,709    66,041    81,047
                                                  ----------   ---------   -------   -------
Contract owners' equity end of period .........    1,182,110   1,109,192    66,635    77,951
                                                  ==========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................       32,539      36,571     7,874     8,363
                                                  ----------   ---------   -------   -------
   Units purchased ............................      339,334       6,119     2,417       701
   Units redeemed .............................     (320,525)    (11,241)   (2,944)     (218)
                                                  ----------   ---------   -------   -------
   Ending units ...............................       51,348      31,449     7,347     8,846
                                                  ==========   =========   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   GartIDAgg         GartIDCon           GartIDMod         GartIDModAgg
                                             -----------------   -----------------   -----------------   ----------------
                                               2003      2002      2003      2002      2003      2002      2003     2002
                                             --------   ------   -------   -------   -------   -------   -------   ------
Investment activity:
   Net investment income (loss) ..........   $     22      (13)    2,381     5,008     2,305     2,167       455      193
   Realized gain (loss) on investments ...       (358)       8       (55)        1   (17,622)      140   (11,840)     264
   Change in unrealized gain (loss)
      on investments .....................     10,747   (1,173)    8,793    (6,947)   52,901   (14,674)   31,170   (2,817)
   Reinvested capital gains ..............         --       --        --        --        --        --        --       --
                                             --------   ------   -------   -------   -------   -------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     10,411   (1,178)   11,119    (1,938)   37,584   (12,367)   19,785   (2,360)
                                             --------   ------   -------   -------   -------   -------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     24,496    6,077    29,662   349,132   302,874    99,770   158,274   59,854
   Transfers between funds ...............        121       (1)       --   171,757    53,511   114,293   (40,230)       5
   Redemptions (note 3) ..................     (1,086)      --      (999)       --   (69,016)       --        --       --
   Annuity benefits ......................         --       --        --        --        --        --        --       --
   Annual contract maintenance charges
      (note 2) ...........................         --       --        --        --        --        --        --       --
   Contingent deferred sales charges
      (note 2) ...........................         --       --        --        --    (1,548)       --        --       --
   Adjustments to maintain reserves ......        (18)      (6)      (10)      (16)      (11)        7       (15)      (7)
                                             --------   ------   -------   -------   -------   -------   -------   ------
         Net equity transactions .........     23,513    6,070    28,653   520,873   285,810   214,070   118,029   59,852
                                             --------   ------   -------   -------   -------   -------   -------   ------

Net change in contract owners' equity ....     33,924    4,892    39,772   518,935   323,394   201,703   137,814   57,492
Contract owners' equity beginning
   of period .............................     84,519   11,078   324,890       196   433,241   187,142   156,352    1,679
                                             --------   ------   -------   -------   -------   -------   -------   ------
Contract owners' equity end of period ....   $118,443   15,970   364,662   519,131   756,635   388,845   294,166   59,171
                                             ========   ======   =======   =======   =======   =======   =======   ======

CHANGES IN UNITS:
   Beginning units .......................     12,677    1,341    32,226        19    52,794    20,377    21,384      195
                                             --------   ------   -------   -------   -------   -------   -------   ------
   Units purchased .......................      3,613      752     2,948    51,435    46,876    24,022    21,863    7,089
   Units redeemed ........................       (172)      --      (101)       --   (13,341)       --    (6,228)      --
                                             --------   ------   -------   -------   -------   -------   -------   ------
   Ending units ..........................     16,118    2,093    35,073    51,454    86,329    44,399    37,019    7,284
                                             ========   ======   =======   =======   =======   =======   =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                               GartIDModCon         GartLgCpVal
                                             ----------------   -----------------
                                               2003      2002     2003      2002
                                             --------   -----   -------   -------
Investment activity:
   Net investment income (loss) ..........   $    378      53      (309)   (1,853)
   Realized gain (loss) on investments ...        (57)     --   (41,830)  (14,983)
   Change in unrealized gain (loss)
      on investments .....................      4,504    (237)  102,938    (8,912)
   Reinvested capital gains ..............         --      --        --        --
                                             --------   -----   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      4,825    (184)   60,799   (25,748)
                                             --------   -----   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     28,875   6,758    87,357    44,143
   Transfers between funds ...............         --      --   105,210    55,872
   Redemptions (note 3) ..................     (2,025)     --   (35,556)  (15,863)
   Annuity benefits ......................         --      --        --        --
   Annual contract maintenance charges
      (note 2) ...........................         --      --      (418)     (317)
   Contingent deferred sales charges
      (note 2) ...........................         --      --      (156)     (365)
   Adjustments to maintain reserves ......         (5)     --        (9)       (7)
                                             --------   -----   -------   -------
         Net equity transactions .........     26,845   6,758   156,428    83,463
                                             --------   -----   -------   -------

Net change in contract owners' equity ....     31,670   6,574   217,227    57,715
Contract owners' equity beginning
   of period .............................     84,474   1,363   572,276   589,288
                                             --------   -----   -------   -------
Contract owners' equity end of period ....   $116,144   7,937   789,503   647,003
                                             ========   =====   =======   =======

CHANGES IN UNITS:
   Beginning units .......................      9,259     141    64,810    56,771
                                             --------   -----   -------   -------
   Units purchased .......................      3,090     703    33,542     8,735
   Units redeemed ........................       (228)     --   (17,573)   (1,052)
                                             --------   -----   -------   -------
   Ending units ..........................     12,121     844    80,779    64,454
                                             ========   =====   =======   =======

                                                     GartMyMkt                GartMyMktS
                                             -----------------------   -----------------------
                                                2003         2002         2003         2002
                                             ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      (42,859)     (10,914)     (27,809)      (3,419)
   Realized gain (loss) on investments ...           --           --           --           --
   Change in unrealized gain (loss)
      on investments .....................           --           --           --           --
   Reinvested capital gains ..............           --           --           --           --
                                             ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (42,859)     (10,914)     (27,809)      (3,419)
                                             ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,031,996      862,368    7,959,810    2,653,946
   Transfers between funds ...............       53,752    1,186,867   (2,440,749)  (1,717,555)
   Redemptions (note 3) ..................   (2,356,021)  (2,752,747)  (1,349,554)  (1,357,056)
   Annuity benefits ......................           --         (245)          --           --
   Annual contract maintenance charges
      (note 2) ...........................      (12,471)     (12,594)          --           --
   Contingent deferred sales charges
      (note 2) ...........................      (36,113)     (34,808)      (6,915)      (5,677)
   Adjustments to maintain reserves ......     (209,202)        (117)        (131)        (109)
                                             ----------   ----------   ----------   ----------
         Net equity transactions .........   (1,528,059)    (751,276)   4,162,461     (426,451)
                                             ----------   ----------   ----------   ----------

Net change in contract owners' equity ....   (1,570,918)    (762,190)   4,134,652     (429,870)
Contract owners' equity beginning
   of period .............................   14,967,961   15,422,196    8,076,213    4,813,966
                                             ----------   ----------   ----------   ----------
Contract owners' equity end of period ....   13,397,043   14,660,006   12,210,865    4,384,096
                                             ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      633,619      659,924      767,343      456,054
                                             ----------   ----------   ----------   ----------
   Units purchased .......................      235,867       92,626   10,368,704      254,326
   Units redeemed ........................     (292,830)    (124,425)  (9,971,682)    (294,638)
                                             ----------   ----------   ----------   ----------
   Ending units ..........................      576,656      628,125    1,164,365      415,742
                                             ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  GartNWFund          GartValOpp
                                            ----------------------   ---------------
                                               2003        2002       2003     2002
                                            ----------   ---------   ------   ------
Investment activity:
   Net investment income (loss) .........   $  (11,933)    (20,757)    (283)     (42)
   Realized gain (loss) on investments...     (277,431)   (198,404)    (131)      96
   Change in unrealized gain (loss)
      on investments ....................      808,498    (158,441)   8,200   (1,632)
   Reinvested capital gains .............           --          --       --       --
                                            ----------   ---------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      519,134    (377,602)   7,786   (1,578)
                                            ----------   ---------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      396,655     377,077   14,370   11,676
   Transfers between funds ..............      (53,786)     72,520    8,370   22,964
   Redemptions (note 3) .................     (256,147)   (375,857)    (523)     (47)
   Annuity benefits .....................           --          --       --       --
   Annual contract maintenance charges
      (note 2) ..........................        5,894)     (6,963)      --       --
   Contingent deferred sales charges
      (note 2) ..........................       (3,309)     (6,450)      --       --
   Adjustments to maintain reserves .....           16         (12)     (12)       4
                                            ----------   ---------   ------   ------
         Net equity transactions ........       77,535      60,315   22,205   34,597
                                            ----------   ---------   ------   ------

Net change in contract owners' equity ...      596,669    (317,287)  29,991   33,019
Contract owners' equity beginning
   of period ............................    4,503,257   5,788,422   40,469    3,370
                                            ----------   ---------   ------   ------
Contract owners' equity end of period ...   $5,099,926   5,471,135   70,460   36,389
                                            ==========   =========   ======   ======

CHANGES IN UNITS:
   Beginning units ......................       66,389      78,063    4,444      313
                                            ----------   ---------   ------   ------
   Units purchased ......................       18,101      14,713    2,566    3,121
   Units redeemed .......................       (4,820)    (18,304)     (54)      (4)
                                            ----------   ---------   ------   ------
   Ending units .........................       79,670      74,472    6,956    3,430
                                            ==========   =========   ======   ======

                                                 InvDynam                   InvSmCoGr
                                            ----------------------   ---------------------
                                              2003         2002         2003        2002
                                            ---------   ----------   ----------   --------
Investment activity:
   Net investment income (loss) .........     (29,779)     (43,312)      (3,100)    (1,959)
   Realized gain (loss) on investments...    (630,063)  (1,148,413)      10,690   (144,171)
   Change in unrealized gain (loss)
      on investments ....................   1,364,518     (687,370)      59,046     74,328
   Reinvested capital gains .............          --           --           --       (569)
                                            ---------   ----------   ----------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     704,676   (1,879,095)      66,636    (72,371)
                                            ---------   ----------   ----------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     434,350      496,142       86,511     72,157
   Transfers between funds ..............     156,664     (730,110)  (1,007,396)    (3,974)
   Redemptions (note 3) .................    (263,338)    (378,826)     (36,608)    (7,486)
   Annuity benefits .....................          --           --           --         --
   Annual contract maintenance charges
      (note 2) ..........................      (5,221)      (6,782)          --         --
   Contingent deferred sales charges
      (note 2) ..........................      (4,209)      (3,083)        (735)       (59)
   Adjustments to maintain reserves .....      (3,452)      (1,789)         757     (4,423)
                                            ---------   ----------   ----------   --------
         Net equity transactions ........     314,794     (624,448)    (957,471)    56,215
                                            ---------   ----------   ----------   --------

Net change in contract owners' equity ...   1,019,470   (2,503,543)    (890,835)   (16,156)
Contract owners' equity beginning
   of period ............................   4,438,708    7,890,231    1,346,521    357,199
                                            ---------   ----------   ----------   --------
Contract owners' equity end of period ...   5,458,178    5,386,688      455,686    341,043
                                            =========   ==========   ==========   ========

CHANGES IN UNITS:
   Beginning units ......................     758,031      857,934      288,252     51,770
                                            ---------   ----------   ----------   --------
   Units purchased ......................     161,334       50,635      541,968     11,082
   Units redeemed .......................     (99,025)    (113,175)    (743,347)    (1,336)
                                            ---------   ----------   ----------   --------
   Ending units .........................     820,340      795,394       86,873     61,516
                                            =========   ==========   ==========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   InvTotRet              JanBal
                                              ------------------   -------------------
                                                2003       2002       2003       2002
                                              --------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ...........   $  1,061       (25)      3,987     2,488
   Realized gain (loss) on investments ....    (21,582)     (306)    (18,313)     (779)
   Change in unrealized gain (loss)
      on investments ......................     41,906   (24,455)     86,090   (20,444)
   Reinvested capital gains ...............         --        --          --        --
                                              --------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     21,385   (24,786)     71,764   (18,735)
                                              --------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............     42,853   109,023     274,688   212,765
   Transfers between funds ................        771    10,878     640,784   142,869
   Redemptions (note 3) ...................    (66,185)   (4,565)    (20,049)  (44,536)
   Annuity benefits .......................         --        --          --        --
   Annual contract maintenance charges
      (note 2) ............................         --        --          --        --
   Contingent deferred sales charges
      (note 2) ............................         --       (17)        (79)     (217)
   Adjustments to maintain reserves .......        (15)       (7)        (12)        3
                                              --------   -------   ---------   -------
         Net equity transactions ..........    (22,576)  115,312     895,332   310,884
                                              --------   -------   ---------   -------

Net change in contract owners' equity .....     (1,191)   90,526     967,096   292,149
Contract owners' equity beginning
   of period ..............................    366,162   272,991     915,474   304,357
                                              --------   -------   ---------   -------
Contract owners' equity end of period .....   $364,971   363,517   1,882,570   596,506
                                              ========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ........................     44,076    28,394     107,570    33,047
                                              --------   -------   ---------   -------
   Units purchased ........................      5,706    12,640     171,824    37,911
   Units redeemed .........................     (8,662)     (447)    (70,236)   (3,797)
                                              --------   -------   ---------   -------
   Ending units ...........................     41,120    40,587     209,158    67,161
                                              ========   =======   =========   =======

                                                     JanIntl                 JanWorld
                                              ---------------------   ----------------------
                                                 2003        2002        2003       2002
                                              ----------   --------   ----------   ---------
Investment activity:
   Net investment income (loss) ...........       (1,264)      (114)      (6,407)     (6,262)
   Realized gain (loss) on investments ....       78,260     (1,912)      67,894     (23,553)
   Change in unrealized gain (loss)
      on investments ......................          760        (88)      17,352    (130,968)
   Reinvested capital gains ...............           --         --           --          --
                                              ----------   --------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................       77,756     (2,114)      78,839    (160,783)
                                              ----------   --------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............        6,441    140,874      203,880     214,033
   Transfers between funds ................      (73,365)  (120,361)     (62,332)     (4,062)
   Redemptions (note 3) ...................       (2,258)      (377)     (45,429)    (31,025)
   Annuity benefits .......................           --         --           --          --
   Annual contract maintenance charges
      (note 2) ............................           --         --           --          --
   Contingent deferred sales charges
      (note 2) ............................           --         (6)        (473)        (75)
   Adjustments to maintain reserves .......           (2)        (9)         (37)        (15)
                                              ----------   --------   ----------   ---------
         Net equity transactions ..........      (69,184)    20,121       95,609     178,856
                                              ----------   --------   ----------   ---------

Net change in contract owners' equity .....        8,572     18,007      174,448      18,073
Contract owners' equity beginning
   of period ..............................       39,797     14,898      954,394   1,058,036
                                              ----------   --------   ----------   ---------
Contract owners' equity end of period .....       48,369     32,905    1,128,842   1,076,109
                                              ==========   ========   ==========   =========

CHANGES IN UNITS:
   Beginning units ........................        7,960      2,188      189,431     153,530
                                              ----------   --------   ----------   ---------
   Units purchased ........................    3,093,160      4,876    2,098,506      31,029
   Units redeemed .........................   (3,091,922)    (1,540)  (2,075,521)     (3,831)
                                              ----------   --------   ----------   ---------
   Ending units ...........................        9,198      5,524      212,416     180,728
                                              ==========   ========   ==========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      JanFund                  Jan20Fd
                                             ------------------------   -----------------------
                                                2003          2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   (60,418)     (89,671)    (133,401)    (176,522)
   Realized gain (loss) on investments ...    (1,033,560)    (976,497)  (1,456,208)    (643,238)
   Change in unrealized gain (loss)
      on investments .....................     2,104,363   (1,434,584)   3,891,098   (4,432,348)
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     1,010,385   (2,500,752)   2,301,489   (5,252,108)
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       517,463    1,061,483    1,279,249    2,150,389
   Transfers between funds ...............      (244,837)    (998,524)    (524,120)  (1,838,763)
   Redemptions (note 3) ..................      (607,860)    (720,041)  (1,338,318)  (1,497,516)
   Annuity benefits ......................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................       (12,348)     (15,276)     (29,457)     (35,545)
   Contingent deferred sales charges
      (note 2) ...........................        (9,683)     (11,164)     (16,822)     (19,563)
   Adjustments to maintain reserves ......       (38,884)      44,953      (29,154)      34,533
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........      (396,149)    (638,569)    (658,622)  (1,206,465)
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....       614,236   (3,139,321)   1,642,867   (6,458,573)
Contract owners' equity beginning
   of period .............................     9,380,070   15,177,679   20,571,379   30,903,491
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $ 9,994,306   12,038,358   22,214,246   24,444,918
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................       927,009    1,057,293    1,505,246    1,693,929
                                             -----------   ----------   ----------   ----------
   Units purchased .......................        71,059       45,449      122,252      161,394
   Units redeemed ........................      (106,470)     (73,583)    (154,573)    (250,399)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................       891,598    1,029,159    1,472,925    1,604,924
                                             ===========   ==========   ==========   ==========

                                                   JanWrldwde                LazSmCap
                                             ----------------------   ----------------------
                                                2003        2002         2003        2002
                                             ---------   ----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........     (59,125)     (91,981)     (11,764)    (13,285)
   Realized gain (loss) on investments ...    (513,603)    (134,984)    (303,415)    (58,004)
   Change in unrealized gain (loss)
      on investments .....................   1,097,059   (1,875,099)     559,824     (54,128)
   Reinvested capital gains ..............          --           --           --          --
                                             ---------   ----------    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     524,331   (2,102,064)     244,645    (125,417)
                                             ---------   ----------    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     493,595      689,734      170,135     155,540
   Transfers between funds ...............    (438,012)    (980,777)  (1,132,047)    983,710
   Redemptions (note 3) ..................    (543,659)    (651,397)    (150,687)    (87,376)
   Annuity benefits ......................          --           --           --          --
   Annual contract maintenance charges
      (note 2) ...........................     (11,095)     (14,418)      (1,407)       (925)
   Contingent deferred sales charges
      (note 2) ...........................      (7,427)      (8,514)      (3,428)     (1,595)
   Adjustments to maintain reserves ......         (65)        (134)        (327)      1,236
                                             ---------   ----------    ---------   ---------
         Net equity transactions .........    (506,663)    (965,506)  (1,117,761)  1,050,590
                                             ---------   ----------    ---------   ---------

Net change in contract owners' equity ....      17,668   (3,067,570)    (873,116)    925,173
Contract owners' equity beginning
   of period .............................   9,510,531   15,661,799    2,744,647   1,414,927
                                             ---------   ----------    ---------   ---------
Contract owners' equity end of period ....   9,528,199   12,594,229    1,871,531   2,340,100
                                             =========   ==========    =========   =========

CHANGES IN UNITS:
   Beginning units .......................     864,427    1,078,979      255,464     103,663
                                             ---------   ----------    ---------   ---------
   Units purchased .......................      54,072       50,084      152,179      79,244
   Units redeemed ........................     (99,648)    (118,518)    (256,013)     (5,269)
                                             ---------   ----------    ---------   ---------
   Ending units ..........................     818,851    1,010,545      151,630     177,638
                                             =========   ==========    =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                MFSStratIncA           NWBdIx               NWIntIndx         NWLgCapGr
                                             ------------------   ----------------   ------------------   -----------------
                                               2003       2002      2003     2002       2003       2002     2003      2002
                                             --------   -------   -------   ------   ----------   -----   -------   -------
Investment activity:
   Net investment income (loss) ..........   $ 13,189    10,306     1,653      479        1,502      22    (1,300)   (1,109)
   Realized gain (loss) on investments ...      1,143    (1,002)      380        5       69,355      --   (29,094)  (11,746)
   Change in unrealized gain (loss)
      on investments .....................     30,121    (7,666)    1,509      243          (12)   (122)   48,828   (25,929)
   Reinvested capital gains ..............         --        --        --       --           --      --        --        --
                                             --------   -------   -------   ------   ----------   -----   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     44,453     1,638     3,542      727       70,845    (100)   18,434   (38,784)
                                             --------   -------   -------   ------   ----------   -----   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     30,104    12,288    99,671   14,787        1,447     112    81,830   122,904
   Transfers between funds ...............    223,005    31,015     7,291   16,598      (70,893)  2,401   (57,852)    1,508
   Redemptions (note 3) ..................    (28,238)  (32,084)   (1,751)  (1,122)        (463)     --   (15,954)   (2,457)
   Annuity benefits ......................         --        --        --       --           --      --        --        --
   Annual contract maintenance charges
      (note 2) ...........................       (613)     (421)       --       --           --      --      (303)     (195)
   Contingent deferred sales charges
      (note 2) ...........................        (28)      (22)       --       --           --      --      (658)      (63)
   Adjustments to maintain reserves ......         58       (38)      (24)      (2)           4       2        (2)      (22)
                                             --------   -------   -------   ------   ----------   -----   -------   -------
         Net equity transactions .........    224,288    10,738   105,187   30,261      (69,905)  2,515     7,061   121,675
                                             --------   -------   -------   ------   ----------   -----   -------   -------

Net change in contract owners' equity ....    268,741    12,376   108,729   30,988          940   2,415    25,495    82,891
Contract owners' equity beginning
   of period .............................    425,225   351,380   102,628   12,553        3,377   1,888   214,128    97,169
                                             --------   -------   -------   ------   ----------   -----   -------   -------
Contract owners' equity end of period ....   $693,966   363,756   211,357   43,541        4,317   4,303   239,623   180,060
                                             ========   =======   =======   ======   ==========   =====   =======   =======

CHANGES IN UNITS:
   Beginning units .......................     39,645    34,722     8,533    1,128          564     257    41,537    13,422
                                             --------   -------   -------   ------   ----------   -----   -------   -------
   Units purchased .......................     25,943     1,494    10,022    2,780    1,658,318     342    49,515    16,386
   Units redeemed ........................     (5,668)     (446)   (1,454)     (93)  (1,658,214)     --   (46,241)     (311)
                                             --------   -------   -------   ------   ----------   -----   -------   -------
   Ending units ..........................     59,920    35,770    17,101    3,815          668     599    44,811    29,497
                                             ========   =======   =======   ======   ==========   =====   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  NWMdCpMkt             NWSP500Indx             NWSmCap            NWSmCapIx
                                             -------------------   ---------------------   -----------------   ----------------
                                               2003       2002        2003        2002       2003      2002      2003     2002
                                             --------   --------   ---------   ---------   -------   -------   -------   ------
Investment activity:
   Net investment income (loss) ..........   $   (826)      (360)     (3,029)     (4,986)   (5,159)   (3,801)     (208)     (36)
   Realized gain (loss) on investments ...      2,405      1,224    (513,044)   (222,324)  (46,987)   (8,213)   11,599      682
   Change in unrealized gain (loss)
      on investments .....................     29,005    (10,796)    760,750    (143,465)  193,971    (3,295)      993   (1,495)
   Reinvested capital gains ..............         --         --          --          --        --        --        --       --
                                             --------   --------   ---------   ---------   -------   -------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     30,584     (9,932)    244,677    (370,775)  141,825   (15,309)   12,384     (849)
                                             --------   --------   ---------   ---------   -------   -------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     56,235    212,120     266,496     619,744    96,613    77,722    20,228   17,016
   Transfers between funds ...............       (156)  (121,428)     43,651    (387,030)   69,417   325,504     2,702   (6,461)
   Redemptions (note 3) ..................    (44,701)      (226)   (229,628)   (100,838)  (60,129)  (40,538)     (415)    (148)
   Annuity benefits ......................         --         --          --          --        --        --        --       --
   Annual contract maintenance charges
      (note 2) ...........................         --         --      (1,091)       (729)   (1,050)     (505)       --       --
   Contingent deferred sales charges
      (note 2) ...........................     (1,673)        --        (773)       (897)   (1,535)     (769)       (8)      (9)
   Adjustments to maintain reserves ......         (7)       (12)     (1,914)       (897)       36         5         8       (1)
                                             --------   --------   ---------   ---------   -------   -------   -------   ------
         Net equity transactions .........      9,698     90,454      76,741     129,353   103,352   361,419    22,515   10,397
                                             --------   --------   ---------   ---------   -------   -------   -------   ------

Net change in contract owners' equity ....     40,282     80,522     321,418    (241,422)  245,177   346,110    34,899    9,548
Contract owners' equity beginning
   of period .............................    262,216     15,928   2,315,159   2,460,864   707,046   476,150    53,271    8,047
                                             --------   --------   ---------   ---------   -------   -------   -------   ------
Contract owners' equity end of period ....   $302,498     96,450   2,636,577   2,219,442   952,223   822,260    88,170   17,595
                                             ========   ========   =========   =========   =======   =======   =======   ======

CHANGES IN UNITS:
   Beginning units .......................     32,942      1,678     374,477     299,497    74,127    39,865     7,171      846
                                             --------   --------   ---------   ---------   -------   -------   -------   ------
   Units purchased .......................      6,984     12,209     264,390      24,080    70,322    32,570    41,656    1,433
   Units redeemed ........................     (5,803)    (3,261)   (255,065)     (7,363)  (58,672)   (2,726)  (38,634)    (313)
                                             --------   --------   ---------   ---------   -------   -------   -------   ------
   Ending units ..........................     34,123     10,626     383,802     316,214    85,777    69,709    10,193    1,966
                                             ========   ========   =========   =========   =======   =======   =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    NBEFGuard               NBEFPart
                                             ----------------------   ---------------------
                                                2003         2002        2003        2002
                                             ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (19,159)    (14,328)    (26,080)    (38,505)
   Realized gain (loss) on investments ...     (447,861)   (276,318)   (319,880)   (102,144)
   Change in unrealized gain (loss)
      on investments .....................      904,546    (251,415)  1,005,840    (508,107)
   Reinvested capital gains ..............           --          --          --          --
                                             ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      437,526    (542,061)    659,880    (648,756)
                                             ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       52,235      78,901     152,794     180,769
   Transfers between funds ...............     (135,526)    (80,786)     (7,694)    (15,608)
   Redemptions (note 3) ..................     (235,114)   (292,838)   (310,872)   (396,308)
   Annuity benefits ......................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (2,251)     (2,670)     (3,826)     (4,648)
   Contingent deferred sales charges
      (note 2) ...........................       (1,705)     (5,412)     (4,021)     (3,681)
   Adjustments to maintain reserves ......          (25)        (24)        (31)        (47)
                                             ----------   ---------   ---------   ---------
         Net equity transactions .........     (322,386)   (302,829)   (173,650)   (239,523)
                                             ----------   ---------   ---------   ---------

Net change in contract owners' equity ....      115,140    (844,890)    486,230    (888,279)
Contract owners' equity beginning
   of period .............................    3,058,980   5,034,832   3,917,971   6,243,520
                                             ----------   ---------   ---------   ---------
Contract owners' equity end of period ....   $3,174,120   4,189,942   4,404,201   5,355,241
                                             ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      241,595     291,417     209,534     247,749
                                             ----------   ---------   ---------   ---------
   Units purchased .......................        7,219       4,925      19,246       7,501
   Units redeemed ........................      (32,366)    (23,320)    (28,222)    (17,093)
                                             ----------   ---------   ---------   ---------
   Ending units ..........................      216,448     273,022     200,558     238,157
                                             ==========   =========   =========   =========

                                                    NBETGen              NBETGuard
                                             ---------------------   -----------------
                                                2003        2002       2003     2002
                                             ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ..........     (40,019)    (35,217)   (1,537)   (1,169)
   Realized gain (loss) on investments ...     (40,702)    274,242   (19,108)     (959)
   Change in unrealized gain (loss)
      on investments .....................     652,155    (224,823)   57,583   (37,544)
   Reinvested capital gains ..............          --          --        --        --
                                             ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     571,434      14,202    36,938   (39,672)
                                             ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     580,956     759,237    24,125   129,581
   Transfers between funds ...............    (103,163)  1,511,928        48     4,251
   Redemptions (note 3) ..................    (268,297)   (208,070)  (34,284)  (10,951)
   Annuity benefits ......................          --          --        --        --
   Annual contract maintenance charges
      (note 2) ...........................      (3,767)     (2,788)       --        --
   Contingent deferred sales charges
      (note 2) ...........................      (4,267)     (2,664)     (332)     (189)
   Adjustments to maintain reserves ......        (829)        498       (37)      (20)
                                             ---------   ---------   -------   -------
         Net equity transactions .........     200,633   2,058,141   (10,480)  122,672
                                             ---------   ---------   -------   -------

Net change in contract owners' equity ....     772,067   2,072,343    26,458    83,000
Contract owners' equity beginning
   of period .............................   6,601,375   4,458,039   259,236   241,447
                                             ---------   ---------   -------   -------
Contract owners' equity end of period ....   7,373,442   6,530,382   285,694   324,447
                                             =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units .......................     507,180     327,635    39,007    26,591
                                             ---------   ---------   -------   -------
   Units purchased .......................     122,730     157,143     3,695    14,702
   Units redeemed ........................    (108,652)    (12,167)   (5,577)   (1,034)
                                             ---------   ---------   -------   -------
   Ending units ..........................     521,258     472,611    37,125    40,259
                                             =========   =========   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   NBETPart              NBLtdMat
                                             -------------------   ---------------------
                                                2003       2002       2003        2002
                                             ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (1,083)   (1,049)     17,166      22,428
   Realized gain (loss) on investments ...      31,808   (10,046)      2,825         892
   Change in unrealized gain (loss)
      on investments .....................      47,236   (12,799)     (1,581)     (5,951)
   Reinvested capital gains ..............          --        --          --          --
                                             ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      77,961   (23,894)     18,410      17,369
                                             ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       2,393    18,892      50,268      41,266
   Transfers between funds ...............     (55,211)  (43,755)    159,100     161,759
   Redemptions (note 3) ..................      (1,530)   (8,992)    (58,462)   (134,675)
   Annuity benefits ......................          --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................          --        --        (997)       (739)
   Contingent deferred sales charges
      (note 2) ...........................          (3)     (136)       (423)     (2,561)
   Adjustments to maintain reserves ......          (8)       (1)        127         382
                                             ---------   -------   ---------   ---------
         Net equity transactions .........     (54,359)  (33,992)    149,613      65,432
                                             ---------   -------   ---------   ---------

Net change in contract owners' equity ....      23,602   (57,886)    168,023      82,801
Contract owners' equity beginning
   of period .............................     147,302   185,607   1,263,616   1,197,434
                                             ---------   -------   ---------   ---------
Contract owners' equity end of period ....   $ 170,904   127,721   1,431,639   1,280,235
                                             =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      20,457    19,125      89,370      87,855
                                             ---------   -------   ---------   ---------
   Units purchased .......................     249,469     2,452      32,732       6,713
   Units redeemed ........................    (249,754)   (6,846)    (22,156)     (1,914)
                                             ---------   -------   ---------   ---------
   Ending units ..........................      20,172    14,731      99,946      92,654
                                             =========   =======   =========   =========

                                                 OppCapApA               OppGlob
                                             ------------------   -----------------------
                                               2003      2002        2003         2002
                                             -------   --------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    (3,652)    (2,523)     (68,550)     (91,053)
   Realized gain (loss) on investments ...   (34,488)    (1,017)  (1,246,621)    (332,567)
   Change in unrealized gain (loss)
      on investments .....................   119,974    (99,471)   2,492,143     (834,634)
   Reinvested capital gains ..............        --         --           --           --
                                             -------   --------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    81,834   (103,011)   1,176,972   (1,258,254)
                                             -------   --------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   149,144    174,657      650,273    1,024,875
   Transfers between funds ...............    92,986     86,751      (80,427)     907,881
   Redemptions (note 3) ..................   (10,311)   (33,944)    (604,682)    (669,925)
   Annuity benefits ......................        --         --           --           --
   Annual contract maintenance charges
      (note 2) ...........................        --         --       (8,023)      (8,878)
   Contingent deferred sales charges
      (note 2) ...........................      (399)       (79)      (4,561)      (8,970)
   Adjustments to maintain reserves ......       (29)       (18)     (70,547)      86,466
                                             -------   --------   ----------   ----------
         Net equity transactions .........   231,391    227,367     (117,967)   1,331,449
                                             -------   --------   ----------   ----------

Net change in contract owners' equity ....   313,225    124,356    1,059,005       73,195
Contract owners' equity beginning
   of period .............................   563,983    381,404   11,057,926   14,413,611
                                             -------   --------   ----------   ----------
Contract owners' equity end of period ....   877,208    505,760   12,116,931   14,486,806
                                             =======   ========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    98,464     48,520      645,872    1,741,535
                                             -------   --------   ----------   ----------
   Units purchased .......................    55,517     34,576      446,499     (466,092)
   Units redeemed ........................   (16,054)    (3,564)    (423,106)    (526,638)
                                             -------   --------   ----------   ----------
   Ending units ..........................   137,927     79,532      669,265      748,805
                                             =======   ========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                 OppStrInc           PhxBalFd              PimTotRet          PVoyager
                                             -----------------   -----------------   -------------------   ------------
                                                2003     2002      2003      2002       2003       2002     2003   2002
                                             --------   ------   -------   -------   ---------   -------   -----   ----
Investment activity:
   Net investment income (loss) ..........   $  2,755    1,156     3,143     5,133      20,426     9,396      (3)   --
   Realized gain (loss) on investments ...       (285)     (23)  (16,186)  (30,855)      6,829       144      --    --
   Change in unrealized gain (loss)
      on investments .....................      8,233   (1,252)   67,846   (51,801)     57,945     8,907      59    --
   Reinvested capital gains ..............         --       --        --        --          --        --      --    --
                                             --------   ------   -------   -------   ---------   -------   -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     10,703     (119)   54,803   (77,523)     85,200    18,447      56    --
                                             --------   ------   -------   -------   ---------   -------   -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      9,170   22,306    39,822   140,591     281,763   246,824      --    --
   Transfers between funds ...............     28,833       --        (2)  (14,231)    176,713   151,132   3,705    --
   Redemptions (note 3) ..................     (3,669)      --   (31,737)  (49,342)    (88,549)  (12,265)     --    --
   Annuity benefits ......................         --       --        --        --          --        --      --    --
   Annual contract maintenance charges
      (note 2) ...........................         --       --    (1,066)     (890)         --        --      --    --
   Contingent deferred sales charges
      (note 2) ...........................       (158)      --      (113)     (378)     (2,637)     (161)     --    --
   Adjustments to maintain reserves ......         97        5       (10)      (18)        101       114       3    --
                                             --------   ------   -------   -------   ---------   -------   -----   ---
         Net equity transactions .........     34,273   22,311     6,894    75,732     367,391   385,644   3,708    --
                                             --------   ------   -------   -------   ---------   -------   -----   ---

Net change in contract owners' equity ....     44,976   22,192    61,697    (1,791)    452,591   404,091   3,764    --
Contract owners' equity beginning
   of period .............................     95,479   23,583   757,712   869,478   1,793,691   443,690      --    --
                                             --------   ------   -------   -------   ---------   -------   -----   ---
Contract owners' equity end of period ....   $140,455   45,775   819,409   867,687   2,246,282   847,781   3,764    --
                                             ========   ======   =======   =======   =========   =======   =====   ===

CHANGES IN UNITS:
   Beginning units .......................      8,948    2,330    48,209    48,287     147,395    39,495      --    --
                                             --------   ------   -------   -------   ---------   -------   -----   ---
   Units purchased .......................      3,635    2,149     3,438     5,628      56,950    34,635     358    --
   Units redeemed ........................       (619)      --    (3,057)   (1,336)    (27,092)   (1,005)     --    --
                                             --------   ------   -------   -------   ---------   -------   -----   ---
   Ending units ..........................     11,964    4,479    48,590    52,579     177,253    73,125     358    --
                                             ========   ======   =======   =======   =========   =======   =====   ===

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    StComStk            StrMidCap           StrGrInc              StLCap
                                            ----------------------   ----------------   ----------------   ---------------------
                                               2003         2002      2003      2002      2003     2002       2003       2002
                                            ----------   ---------   ------   -------   -------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) .........   $  (18,650)    (19,842)    (377)     (224)     (498)    (144)    (12,258)    (19,483)
   Realized gain (loss) on investments ..      (59,488)   (118,948)  (1,497)     (682)     (601)     (23)   (508,985)   (311,924)
   Change in unrealized gain (loss)
      on investments ....................      549,307    (323,116)  14,171   (11,086)   10,226   (3,449)    753,490    (288,468)
   Reinvested capital gains .............           --          --       --        --        --       --          --          --
                                            ----------   ---------   ------   -------   -------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      471,169    (461,906)  12,297   (11,992)    9,127   (3,616)    232,247    (619,875)
                                            ----------   ---------   ------   -------   -------   ------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      269,222     273,567    5,886    33,323     2,902    9,205     118,376     179,511
   Transfers between funds ..............        6,657     459,021      (52)   12,607      (315)      --      45,172    (205,794)
   Redemptions (note 3) .................     (102,064)   (185,182)  (2,556)   (1,559)   (1,728)      --    (162,765)   (220,032)
   Annuity benefits .....................           --          --       --        --        --       --          --          --
   Annual contract maintenance charges
      (note 2) ..........................       (1,709)     (1,607)      --        --        --       --      (2,770)     (3,307)
   Contingent deferred sales charges
      (note 2) ..........................         (828)     (2,594)     (14)       --       (81)      --      (1,721)     (4,665)
   Adjustments to maintain reserves .....       (1,530)       (673)      (8)       (1)       (6)       3         (24)        (33)
                                            ----------   ---------   ------   -------   -------   ------   ---------   ---------
         Net equity transactions ........      169,748     542,532    3,256    44,370       772    9,208      (3,732)   (254,320)
                                            ----------   ---------   ------   -------   -------   ------   ---------   ---------

Net change in contract owners' equity ...      640,917      80,626   15,553    32,378     9,899    5,592     228,515    (874,195)
Contract owners' equity beginning
   of period ............................    2,890,786   3,131,296   59,785    14,463    98,434   19,240   1,832,011   3,367,008
                                            ----------   ---------   ------   -------   -------   ------   ---------   ---------
Contract owners' equity end of period ...   $3,531,703   3,211,922   75,338    46,841   108,333   24,832   2,060,526   2,492,813
                                            ==========   =========   ======   =======   =======   ======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................      305,307     264,765   18,389     2,739    18,511    2,793     109,741     139,555
                                            ----------   ---------   ------   -------   -------   ------   ---------   ---------
   Units purchased ......................       65,533      53,737    1,813     9,342       548    1,372      19,891       8,557
   Units redeemed .......................      (45,600)     (9,022)    (899)     (297)     (403)      --     (20,300)    (20,298)
                                            ----------   ---------   ------   -------   -------   ------   ---------   ---------
   Ending units .........................      325,240     309,480   19,303    11,784    18,656    4,165     109,332     127,814
                                            ==========   =========   ======   =======   =======   ======   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    TemForFd
                                            -----------------------
                                               2003         2002
                                            -----------   ---------
Investment activity:
   Net investment income (loss) .........   $   (30,764)    (34,748)
   Realized gain (loss) on investments ..       298,131     371,474
   Change in unrealized gain (loss)
      on investments ....................       112,173    (131,571)
   Reinvested capital gains .............            --          --
                                            -----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       379,540     205,155
                                            -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       265,460     396,586
   Transfers between funds ..............        40,936     383,589
   Redemptions (note 3) .................      (349,726)   (502,534)
   Annuity benefits .....................            --          --
   Annual contract maintenance charges
      (note 2) ..........................        (3,065)     (3,197)
   Contingent deferred sales charges
      (note 2) ..........................        (2,713)     (4,804)
   Adjustments to maintain reserves .....           184       1,362
                                            -----------   ---------
         Net equity transactions ........       (48,924)    271,002
                                            -----------   ---------

Net change in contract owners' equity ...       330,616     476,157
Contract owners' equity beginning
   of period ............................     4,892,982   5,176,987
                                            -----------   ---------
Contract owners' equity end of period ...   $ 5,223,598   5,653,144
                                            ===========   =========

CHANGES IN UNITS:
   Beginning units ......................       397,854     356,734
                                            -----------   ---------
   Units purchased ......................     1,872,083      42,023
   Units redeemed .......................    (1,865,903)    (11,829)
                                            -----------   ---------
   Ending units .........................       404,034     386,928
                                            ===========   =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                              June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

             American Century Growth Fund - Investor Class (ACGroI)
             American Century Income & Growth Fund - Advisor Class (ACIncGroA) American Century Income & Growth Fund - Investor Class (ACIncGroI) American Century International Growth Fund - Advisor Class
                (ACIntlGrA)
             American Century International Growth Fund - Investor Class
                (ACIntlGrI)
             American Century Short-Term Government Fund - Investor Class
                (ACSTGvtI)
             American Century Ultra(R) Fund - Investor Class (ACUltraI)
             Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro) Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI) Delaware Group Delchester High-Yield Bond Fund, Inc. -
                Institutional Class (DeHYBd)
             Dreyfus A Bonds Plus, Inc.(DryABonds)
             Dreyfus Appreciation Fund, Inc.(DryApp)
             Dreyfus Balanced Fund, Inc.(DryBal)
             Dreyfus Emerging Leaders Fund (DryELead)
             Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen) Dreyfus S&P 500 Index Fund (Dry500Ix)
             Evergreen Equity Income Fund - Class I (EvInc)
             Federated Equity Income Fund - Class F Shares (FedEqInc)
             Federated High Yield Trust (FedHiYld)
             Federated Intermediate Income Fund - Institutional Service Class
                (FedIntInc)
             Federated Investment Series Funds, Inc. - Federated Bond Fund -
                Class F (FedBdFd)
             Fidelity(R) Advisor Balanced Fund - Class A (FidABalA)
             Fidelity(R) Advisor Balanced Fund - Class T (FidABalT)
             Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA) Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA) Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT) Fidelity(R) Advisor Growth Opportunities Fund - Class A
                (FidAGrOppA)
             Fidelity(R) Advisor Growth Opportunities Fund - Class T
                (FidAGrOppT)

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

             Fidelity(R) Advisor High Income Advantage Fund - Class T
                (FidAHiIncT) (formerly Fidelity(R) Advisor High Yield Fund - Class T)
             Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA)
             Fidelity(R) Asset Manager(TM) (FidAsMgr)
             Fidelity(R) Capital & Income Fund (FidCapInc)
             Fidelity(R) Equity-Income Fund (FidEqInc)
             Fidelity(R) Magellan(R) Fund (FidMgln)
             Fidelity(R) Puritan(R) Fund (FidPurtn)
             Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI) Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
                (FranMutSer)
             Franklin Small Cap Growth Fund I - Class A (FranSmCapGr)
             Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
                (FranBSInv)
             Gartmore Bond Fund - Class D (GartBond)
             Gartmore Government Bond Fund - Class D (GartGvtBd)
             Gartmore Growth Fund - Class D (GartGrow)
             Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
             Gartmore ID Conservative Fund - Service Class (GartIDCon)
             Gartmore ID Moderate Fund - Service Class (GartIDMod)
             Gartmore ID Moderately Aggressive Fund - Service Class
                (GartIDModAgg)
             Gartmore ID Moderately Conservative Fund - Service Class
                (GartIDModCon)
             Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
             Gartmore Money Market Fund - Prime Shares (GartMyMkt)
             Gartmore Money Market Fund - Service Class (GartMyMktS)
             Gartmore Nationwide(R) Fund - Class D (GartNWFund)
                (formerly Gartmore Total Return Fund - Class D)
             Gartmore Value Opportunities Fund - Class A (GartValOpp)
             INVESCO Dynamics Fund - Investor Class (InvDynam)
             INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr) INVESCO Total Return Fund - Investor Class (InvTotRet)
             Janus Adviser Balanced Fund (JanBal)
             Janus Adviser International Fund (JanIntl)
             Janus Adviser Worldwide Fund (JanWorld)
             Janus Fund (JanFund)
             Janus Twenty Fund (Jan20Fd)
             Janus Worldwide Fund (JanWrldwde)
             Lazard Small Cap Portfolio - Open Shares (LazSmCap)
             MFS(R) Strategic Income Fund - Class A (MFSStratIncA) Nationwide(R) Bond Index Fund - Class A (NWBdIx)
             Nationwide(R) International Index Fund - Class A (NWIntlndx) Nationwide(R) Large Cap Growth Fund - Class A (NWLgCapGr) Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt) Nationwide(R) S&P 500 Index Fund - Service Class (NWSP500Indx) Nationwide(R) Small Cap Fund - Class A (NWSmCap)
             Nationwide(R) Small Cap Index Fund - Class A (NWSmCapIx)
             Neuberger Berman EF - Guardian Fund - Investor Class Shares
                (NBEFGuard)
             Neuberger Berman EF - Partners Fund - Investor Class Shares
                (NBEFPart)

             Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen) Neuberger Berman ET - Guardian Fund - Trust Class Shares
                (NBETGuard)
             Neuberger Berman ET - Partners Fund - Trust Class Shares
                (NBETPart)
             Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class
                Shares (NBLtdMat)
             Oppenheimer Capital Appreciation Fund A (OppCapApA)
             Oppenheimer Champion Income Fund A (OppChpInc)*
             Oppenheimer Global Fund A (OppGlob)
             Oppenheimer Strategic Income Fund - Class A (OppStrInc) Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
             PIMCO Total Return Fund - Class A (PimTotRet)
             Putnam Voyager Fund - Class A (PVoyager)
             Strong Advisor Common Stock Fund - Class Z (StComStk)
             Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
             Strong Growth and Income Fund (StrGrInc)
             Strong Large Cap Growth Fund (StLCap)
             Templeton Foreign Fund - Class A (TemForFd)

             *At June 30, 2003, contract owners have not invested in this fund.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)  Calculation of Annuity Reserves

     Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months.

     For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                      Nationwide Variable Account Options

                                                                                                   Soloist   Successor
                                                                                                   -------   ---------
----------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic                                                                  1.30%      1.20%
----------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:                                                                      --       0.30%

      Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
----------------------------------------------------------------------------------------------------------------------
Death Benefit Options:

   One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                       --       0.15%
      If death before annuitization, benefit will be greatest of (i) contract value,
         (ii) purchase payments less surrenders or (iii) highest contract value before
         86th birthday less surrenders.                                                            -------------------

   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or after 1-2-01)      --       0.20%
      If death before annuitization, benefit will be greatest of (i) contract value,
         (ii) purchase payments less surrenders, (iii) highest contract value before 86th
         birthday less surrenders or (iv) the 5% interest anniversary value.                       -------------------

   One-Year Step Up (for contracts issued prior to 1-2-01)                                            --       0.10%
      If death before annuitization, benefit will be greatest of (i) contract value,
         (ii) purchase payments less surrenders or (iii) highest contract value before 86th
         birthday less surrenders.                                                                 -------------------

   5% Enhanced (for contracts issued prior to 1-2-01)                                                 --       0.05%
      If death before annuitization, benefit will be greater of (i) contract value or (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday.
----------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

   Option 1                                                                                           --       0.45%
                                                                                                   -------------------
   Option 2                                                                                           --       0.30%
----------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option:                                                                         --       0.40%

      Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges*                                                                   1.30%      2.55%
----------------------------------------------------------------------------------------------------------------------

* When maximum options are elected.

     The following table provides mortality and expense risk charges by asset fee rates for the year ended June 30, 2003:

                      Total      ACGroI   ACIncGroA   ACIncGroI   ACIntlGrA
                    ----------   ------   ---------   ---------   ---------
     0.95% ......   $   86,738      640     2,273          --         535
     1.00% ......        4,479        7       127          --          --
     1.05% ......        3,676      181       324          --           4
     1.10% ......       19,019       60       275          --          82
     1.15% ......        2,401       52        --          --          73
     1.20% ......      104,412      541     2,098          --       1,339
     1.25% ......       18,581       98       854          --          94
     1.30% ......    1,404,525   46,241        63      38,548          --
     1.35% ......       12,314      158        80          --          75
     1.40% ......       11,292      165       830          --          21
     1.45% ......       15,080      210       610          --          73
     1.50% ......        2,689       18        95          --          27
     1.55% ......        2,830       19        58          --          --
     1.60% ......          557       --         7          --           2
     1.65% ......          664        6        10          --          --
     1.70% ......          186       12         7          --          --
     1.75% ......           30       --        --          --          --
     1.80% ......           96       --        --          --          --
     1.85% ......        1,557       --        --          --          --
     1.90% ......          169       --         4          --           4
     2.05% ......            7       --        --          --          --
     2.25% ......           80       --        --          --          --
                    ----------   ------     -----      ------       -----
        Total ...   $1,691,382   48,408     7,715      38,548       2,329
                    ==========   ======     =====      ======       =====

                    ACIntlGrI   ACSTGvtI   ACUltraI   CSEmGro   CSGIFixI
                    ---------   --------   --------   -------   --------
     0.95% ......    $    --      3,880      3,443         --       --
     1.00% ......         --        702        107         --       --
     1.05% ......         --         --        121         --       --
     1.10% ......         --         57        604         --       --
     1.15% ......         --         --         76         --       --
     1.20% ......         --      1,034      3,208         --       --
     1.25% ......         --         93        863         --       --
     1.30% ......     10,104     19,206     88,517     16,371    5,690
     1.35% ......         --         40        351         --       --
     1.40% ......         --          6        298         --       --
     1.45% ......         --        289        596         --       --
     1.50% ......         --          2         66         --       --
     1.55% ......         --         --         10         --       --
     1.60% ......         --         --          2         --       --
     1.65% ......         --         42         16         --       --
     1.70% ......         --          5         --         --       --
     1.85% ......         --         --          4         --       --
     1.90% ......         --          2         --         --       --
                     -------     ------     ------     ------    -----
        Total ...    $10,104     25,358     98,282     16,371    5,690
                     =======     ======     ======     ======    =====

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                    DeHYBd   DryABonds   DryApp   DryBal   DryELead
                    ------   ---------   ------   ------   ---------
     0.95% ......   $   --         --     2,659      643       25
     1.00% ......       --         --       153      529       --
     1.05% ......       --         --        --      165       --
     1.10% ......       --         --       166      277       --
     1.20% ......       --         --     1,719      295      282
     1.25% ......       --         --       733      130       17
     1.30% ......    2,439     22,685    13,069    5,954       --
     1.35% ......       --         --       327       56       --
     1.40% ......       --         --       117      246       --
     1.45% ......       --         --       325      194       --
     1.50% ......       --         --        76       18       --
     1.55% ......       --         --        --       32       --
     1.60% ......       --         --        --        2       --
     1.65% ......       --         --        19       --       --
     1.70% ......       --         --        11        3       --
     1.90% ......       --         --        26       --       --
                    ------     ------    ------    -----      ---
        Total ...   $2,439     22,685    19,400    8,544      324
                    ======     ======    ======    =====      ===

                    Dry3dCen   Dry500Ix   EvInc   FedEqInc   FedHiYld
                    --------   --------   -----   --------   --------
     0.95% ......    $   69         --       --       49         229
     1.00% ......        --         --       --       --          15
     1.05% ......        --         --       --       --           2
     1.10% ......        10         --       --       --          95
     1.15% ......        --         --       --       --          95
     1.20% ......       284         --       --      218         354
     1.25% ......       326         --       --       64         215
     1.30% ......     5,669     96,988    4,044       --       6,073
     1.35% ......        41         --       --        2           1
     1.40% ......        --         --       --        3         282
     1.45% ......       126         --       --        2          44
     1.50% ......        --         --       --       14          20
     1.60% ......        --         --       --       --           4
     1.65% ......        15         --       --       --          --
     1.70% ......         2         --       --       --           4
     1.85% ......         4         --       --       --         142
                     ------     ------    -----      ---       -----
        Total ...    $6,546     96,988    4,044      352       7,575
                     ======     ======    =====      ===       =====

                    FedIntInc   FedBdFd   FidABalA   FidABalT   FidAEGroA
                    ---------   -------   --------   --------   ---------
     0.95% ......     $607          739     1,242         --      1,669
     1.00% ......       18           --        14         --         --
     1.05% ......       --          141        32         --         --
     1.10% ......        8          453       906         --         75
     1.20% ......        9        1,218       761         --        687
     1.25% ......       --          197       227         --         67
     1.30% ......       --       11,716        --      7,318         --

     Continued      FedIntInc   FedBdFd   FidABalA   FidABalT   FidAEGroA
                    ---------   -------   --------   --------   ---------
     1.35%.......          8         52       201         --          3
     1.40%.......        456        110        13         --        164
     1.45%.......        111        176       435         --        233
     1.50%.......         --         --        83         --         43
     1.55%.......         --         26        --         --         --
     1.65%.......         --         --        --         --         41
     1.70%.......         --         --         7         --          9
     1.90%.......         --          8        --         --         --
     2.05%.......         --          5        --         --         --
                      ------     ------     -----      -----      -----
        Total ...     $1,217     14,841     3,921      7,318      2,991
                      ======     ======     =====      =====      =====

                    FidAEqIncA   FidAEqIncT   FidAGrOppA   FidAGrOppT   FidAHiIncT
                    ----------   ----------   ----------   ----------   ----------
     0.95%.......     $ 4,736          --          367           --        1,887
     1.00%.......          28          --           36           --           77
     1.05%.......         121          --           --           --           --
     1.10%.......         743          --           66           --           52
     1.15%.......          77          --           --           --           67
     1.20%.......       2,032          --          734           --        3,263
     1.25%.......         703          --           46           --          214
     1.30%.......          21      16,554           --       24,667       13,986
     1.35%.......         292          --           31           --          728
     1.40%.......         469          --           15           --           28
     1.45%.......         615          --          206           --          111
     1.50%.......         165          --           44           --           34
     1.55%.......         838          --           --           --           --
     1.60%.......          12          --           --           --           --
     1.65%.......          25          --           --           --           --
     1.70%.......           2          --           --           --            5
     1.80%.......           1          --           --           --           --
     1.85%.......           8          --           --           --           --
     1.90%.......           4          --            2           --           --
                      -------      ------        -----       ------       ------
        Total ...     $10,892      16,554        1,547       24,667       20,452
                      =======      ======        =====       ======       ======

                    FidAOvA   FidAsMgr   FidCapInc   FidEqInc   FidMgln
                    -------   --------   ---------   --------   -------
     0.95%.......    $   74        --         --          --         --
     1.20%.......     1,142        --         --          --         --
     1.25%.......        24        --         --          --         --
     1.30%.......        --    26,857      3,787      52,458    126,416
     1.35%.......       121        --         --          --         --
     1.45%.......        16        --         --          --         --
                     ------    ------      -----      ------    -------
        Total ...    $1,377    26,857      3,787      52,458    126,416
                     ======    ======      =====      ======    =======

                    FidPurtn   FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                    --------   --------   ----------   -----------   ---------
     0.95% ......     $--         --        3,839         2,319         767
     1.00% ......      --         --          184           138          30
     1.05% ......      --         --           30           212          --
     1.10% ......      --         --          763           178         232

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

     Continued      FidPurtn   FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                    --------   --------   ----------   -----------   ---------
     1.15%.......         --       --           98           --           42
     1.20%.......         --       --        2,092        1,336          612
     1.25%.......         --       --          786          773          570
     1.30%.......     63,175      352       16,840           29            2
     1.35%.......         --       --          118           94          272
     1.40%.......         --       --           24           31          388
     1.45%.......         --       --          740          231          355
     1.50%.......         --       --          105           95           40
     1.55%.......         --       --           58           11           --
     1.60%.......         --       --           13           --           --
     1.65%.......         --       --           56           26           --
     1.70%.......         --       --            9           13            4
     1.80%.......         --       --            1            1           --
     1.85%.......         --       --           --           --            4
     1.90%.......         --       --           12            2           --
                     -------      ---       ------        -----        -----
        Total ...    $63,175      352       25,768        5,489        3,318
                     =======      ===       ======        =====        =====

                    GartBond   GartGvtBd   GartGrow   GVITJPBal   GartIDAgg
                    --------   ---------   --------   ---------   ---------
     0.95%.......    $ 1,240      8,620          3        11          40
     1.00%.......         --        721          8        --          --
     1.05%.......        331         20         --        --          --
     1.10%.......         24      1,258         --        --          --
     1.15%.......        144         --         --        --          --
     1.20%.......        629      1,926        414        17         442
     1.25%.......        294        116          2         1          12
     1.30%.......     14,073     30,288      6,240       371          --
     1.35%.......         86        271         45        --           4
     1.40%.......          4      1,650          8        --          68
     1.45%.......        176        191         39        --           2
     1.50%.......          1          1         --         2          15
     1.60%.......         --         17         --        --          --
     1.70%.......          2         21         --        --          --
     1.90%.......          3         12         --        --          --
     2.05%.......          1         --         --        --          --
                     -------     ------      -----       ---         ---
        Total ...    $17,008     45,112      6,759       402         583
                     =======     ======      =====       ===         ===

                    GartIDCon   GartIDMod   GartIDModAgg   GartIDModCon   GartLgCpVal
                    ---------   ---------   ------------   ------------   -----------
     0.95%.......      $772       1,350         275              --            495
     1.00%.......        --          --          10              --             --
     1.10%.......        --          19          --              --             --
     1.15%.......        --         252          35              --             --
     1.20%.......       919         983         802             101            497
     1.25%.......        --          60          13              --             21
     1.30%.......        70          --          --              --          2,432
     1.35%.......         1          76          40              96             --
     1.40%.......        --          62          73             318             --

     Continued      GartIDCon   GartIDMod   GartIDModAgg   GartIDModCon   GartLgCpVal
                    ---------   ---------   ------------   ------------   -----------
     1.45% ......       127         157           50           128             25
     1.50% ......        --          --          116            --             31
     1.55% ......        --         187           --            --             --
     1.65% ......        --         146           --            --             20
     1.75% ......        --           9           --            --             --
                     ------       -----        -----           ---          -----
        Total ...    $1,889       3,301        1,414           643          3,521
                     ======       =====        =====           ===          =====

                    GartMyMkt   GartMyMktS   GartNWFund   GartValOpp   InvDynam
                    ---------   ----------   ----------   ----------   --------
     0.95% ......    $    --       5,816          179         87         1,992
     1.00% ......         --         165           35         --            85
     1.05% ......         --         419           --         --           198
     1.10% ......         --       2,388           45         --           564
     1.15% ......         --         586           --         --           123
     1.20% ......         --      37,346          287         53         1,669
     1.25% ......         --         991           72         22           626
     1.30% ......     95,503         206       29,414         --        23,124
     1.35% ......         --       5,120            5         33           188
     1.40% ......         --       1,102           10         17           480
     1.45% ......         --       1,324           70         30           533
     1.50% ......         --          96           --         11           104
     1.55% ......         --         285           --         --            47
     1.60% ......         --           5           --         75            32
     1.65% ......         --          --            4         --             6
     1.70% ......         --           2           --         --             8
     1.75% ......         --           9           --         --            --
     1.85% ......         --       1,374           --         --            --
     1.90% ......         --          11           --         --            --
     2.25% ......         --          76           --         --            --
                     -------      ------       ------        ---        ------
       Total ...     $95,503      57,321       30,121        328        29,779
                     =======      ======       ======        ===        ======

                    InvSmCoGr   InvTotRet   JanBal   JanIntl   JanWorld
                    ---------   ---------   ------   -------   --------
     0.95% ......     $  694        301      4,202       --      1,099
     1.00% ......         26         --        139       --         89
     1.05% ......         89          9         --       25        229
     1.10% ......        106         95        282       --        347
     1.15% ......         --         --         --       --         23
     1.20% ......      1,429        570        910    1,023      1,961
     1.25% ......        134        451        254       34      1,124
     1.30% ......         50         --         23       16         30
     1.35% ......        235         55        105       98        282
     1.40% ......        147        381        252       26        521
     1.45% ......         86        243        507       42        610
     1.50% ......         69         24        111       --         31
     1.55% ......         28         12         --       --          2
     1.60% ......          3         --         --       --         --
     1.65% ......          4         --         50       --         27
     1.70% ......         --          4          2       --         16

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

     Continued      InvSmCoGr   InvTotRet   JanBal   JanIntl   JanWorld
                    ---------   ---------   ------   -------   --------
     1.90% ......         --         --         --       --         16
     2.05% ......         --          1         --       --         --
                      ------      -----      -----    -----      -----
        Total ...     $3,100      2,146      6,837    1,264      6,407
                      ======      =====      =====    =====      =====

                    JanFund   Jan20Fd   JanWrldwde   LazSmCap   MFSStratIncA
                    -------   -------   ----------   --------   ------------
     0.95% ......   $ 2,093     2,812        226         426          --
     1.00% ......        77        26         24          --          --
     1.05% ......       123       355         27          --          --
     1.10% ......       781       601         13         262          --
     1.15% ......        57       379         --          --          --
     1.20% ......     1,792     3,447         83         823          --
     1.25% ......       932     1,395        421          64          --
     1.30% ......    53,840   123,420     58,288       9,882       3,673
     1.35% ......       166       169         --         186          --
     1.40% ......       138       144         --           1          --
     1.45% ......       362       532         30          91          --
     1.50% ......        29        76         13          16          --
     1.55% ......        12        12         --          --          --
     1.60% ......        --         9         --           1          --
     1.65% ......         6        --         --          --          --
     1.70% ......         5        11         --          --          --
     1.90% ......         5        13         --          12          --
                    -------   -------     ------      ------       -----
        Total ...   $60,418   133,401     59,125      11,764       3,673
                    =======   =======     ======      ======       =====

                    NWBdIx   NWIntlndx   NWLgCapGr   NWMdCpMkt   NWSP500Indx
                    ------   ---------   ---------   ---------   -----------
     0.95% ......    $141        --           35         554        2,580
     1.00% ......      --        --           --          --          237
     1.05% ......      --        --           --          --          110
     1.10% ......      37         7           --         341          661
     1.15% ......      --        --           --          --           63
     1.20% ......     448       640          101         284        4,236
     1.25% ......      51         1           24          19          927
     1.30% ......      --        --          858          --        4,587
     1.35% ......      26        21           --          17          603
     1.40% ......      --        --           --           2          106
     1.45% ......      76        10          282          92          607
     1.50% ......      --        --           --           6          144
     1.55% ......      --        --           --          --           41
     1.60% ......      --        --           --          74           12
     1.65% ......      --        --           --          --           26
     1.80% ......      --        --           --          --           41
     1.85% ......      --        --           --          --           13
     1.90% ......      --         2           --          --           --
     2.25% ......      --        --           --          --            2
                     ----       ---        -----       -----       ------
        Total ...    $779       681        1,300       1,389       14,996
                     ====       ===        =====       =====       ======

                    NWSmCap   NWSmCapIx   NBEFGuard   NBEFPart   NBETGen
                    -------   ---------   ---------   --------   -------
     0.95%  .....    $   80       71           --          --      3,992
     1.00%  .....        12       --           --          --        170
     1.05%  .....        --       --           --          --          5
     1.10%  .....        45       27           --          --        931
     1.15%  .....        --       --           --          --         27
     1.20%  .....       253      208           --          --      3,516
     1.25%  .....        36       29           --          --        318
     1.30%  .....     4,664       --       19,159      26,080     29,374
     1.35%  .....         5        5           --          --        177
     1.40%  .....         4        2           --          --        609
     1.45%  .....        60       48           --          --        392
     1.50%  .....        --       24           --          --         37
     1.55%  .....        --       --           --          --        426
     1.60%  .....        --       --           --          --         20
     1.65%  .....        --       --           --          --         22
     1.90%  .....        --       --           --          --          3
                     ------      ---       ------      ------     ------
        Total ...    $5,159      414       19,159      26,080     40,019
                     ======      ===       ======      ======     ======

                    NBETGuard   NBETPart   NBLtdMat   OppCapApA   OppGlob
                    ---------   --------   --------   ---------   -------
     0.95%  .....     $   99        327         --      1,611      4,232
     1.00%  .....         16         --         --        103        163
     1.05%  .....         --         --         --         23        295
     1.10%  .....        183          4         --        231        909
     1.20%  .....      1,006        531         --        714      3,041
     1.25%  .....         24        109         --        228        648
     1.30%  .....         --         --      9,345          7     57,879
     1.35%  .....         52         68         --         48        249
     1.40%  .....          2         --         --        254        408
     1.45%  .....        136         41         --        261        481
     1.50%  .....          1         --         --         83        108
     1.55%  .....         18         --         --         --         43
     1.60%  .....         --         --         --          6         56
     1.65%  .....         --         --         --         74          8
     1.70%  .....         --         --         --          2          9
     1.75%  .....         --         --         --          6          6
     1.80%  .....         --         --         --          1         --
     1.90%  .....         --          3         --         --         15
                      ------      -----      -----      -----     ------
        Total ...     $1,537      1,083      9,345      3,652     68,550
                      ======      =====      =====      =====     ======

                    OppStrInc   PhxBalFd   PimTotRet   PVoyager   StComStk
                    ---------   --------   ---------   --------   --------
     0.95%  .....      $ 22         --       2,454         3        2,505
     1.00%  .....        --         --          65        --           85
     1.05%  .....         7         --          --        --           64
     1.10%  .....         5         --       3,125        --          413
     1.15%  .....        --         --         132        --           --
     1.20%  .....       178         --       1,986        --        1,146
     1.25%  .....       149         --       1,089        --          641
     1.30%  .....        --      4,945         445        --       13,198

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

     Continued      OppStrInc   PhxBalFd   PimTotRet   PVoyager   StComStk
                    ---------   --------   ---------   --------   --------
     1.35%  .....       143          --         303       --           63
     1.40%  .....       177          --         204       --           36
     1.45%  .....        57          --         734       --          407
     1.50%  .....        --          --         523       --           63
     1.55%  .....        --          --         665       --           --
     1.60%  .....        --          --         196       --            8
     1.65%  .....        --          --          15       --           --
     1.70%  .....        --          --          --       --           11
     1.80%  .....        --          --          51       --           --
     1.90%  .....        --          --          --       --           10
     2.25%  .....        --          --           2       --           --
                       ----       -----      ------      ---       ------
        Total ...      $738       4,945      11,989        3       18,650
                       ====       =====      ======      ===       ======

                    StrMidCap   StrGrInc   StLCap   TemForFd
                    ---------   --------   ------   --------
     0.95% ......     $ 73         34          --     2,501
     1.00% ......       --         --          --        58
     1.05% ......       --         --          --        14
     1.10% ......        4         --          --       209
     1.20% ......      235        480          --     2,028
     1.25% ......       51         19          --        85
     1.30% ......       --         --      12,258    24,944
     1.35% ......       --          4          --       218
     1.40% ......       --         --          --       420
     1.45% ......       14         51          --       278
     1.50% ......       --         --          --         9
     1.60% ......       --          1          --        --
     1.85% ......       --          8          --        --
                      ----        ---      ------    ------
        Total ...     $377        597      12,258    30,764
                      ====        ===      ======    ======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $79,176 and $31,646, respectively, and total transfers from the Account to the fixed account were $905,587 and $2,008,035, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2003, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                         Contract                                                 Investment
                                         Expense                       Unit          Contract       Income         Total
                                          Rate*         Units       Fair Value    Owners' Equity    Ratio**       Return***
                                      -------------   ---------  ---------------  --------------  ----------  -----------------
     American Century Growth Fund - Investor Class
        2003 ......................   0.95% to 1.70%    197,697  $ 5.05 to 63.39   $ 7,790,575       0.00%      9.12% to   9.54%
        2002 ......................   0.95% to 1.70%    208,813    5.27 to 65.93     8,968,027       0.00%    -17.25% to -16.94%
        2001 ......................   0.95% to 1.65%    196,420    6.83 to 85.05    12,418,383       0.00%    -14.30% to -13.99%
        2000 ......................       1.30%         152,608       124.66        19,023,447       0.00%            5.94%
        1999 ......................       1.30%         155,439        97.43        15,145,046       0.00%           10.07%

     American Century Income & Growth Fund - Advisor Class
        2003 ......................   0.95% to 1.90%    212,566    6.97 to  7.18     1,517,212       0.69%     10.94% to  11.47%
        2002 ......................   0.95% to 1.90%    188,408    7.07 to  7.22     1,353,781       0.23%    -11.21% to -10.79%
        2001 ......................   0.95% to 1.55%    100,212    8.47 to  8.53       853,000       0.40%     -4.89% to  -4.60%

     American Century Income & Growth Fund - Investor Class
        2003 ......................       1.30%         435,044        14.54         6,327,097       0.79%           11.44%
        2002 ......................       1.30%         500,818        14.62         7,322,154       0.31%          -10.85%
        2001 ......................       1.30%         527,104        17.29         9,113,309       0.49%           -4.67%
        2000 ......................   0.95% to 1.30%    570,428    9.69 to 19.68    11,176,335       0.43%     -4.17% to  -3.00%
        1999 ......................       1.30%         475,929        19.23         9,149,921       0.58%            8.98%

     American Century International Growth Fund - Advisor Class
        2003 ......................   0.95% to 1.90%     51,408    5.10 to  5.26       269,234       0.00%      4.34% to   4.84%
        2002 ......................   0.95% to 1.90%     37,982    5.93 to  6.06       229,356       0.00%     -4.17% to  -3.72%
        2001 ......................   0.95% to 1.50%     19,861    6.98 to  7.03       139,375       0.00%    -19.47% to -19.25%

     American Century International Growth Fund - Investor Class
        2003 ......................       1.30%         110,891        15.14         1,678,374       0.00%            4.80%
        2002 ......................       1.30%         114,282        17.44         1,992,927       0.00%           -3.76%
        2001 ......................       1.30%         123,181        20.22         2,490,582       0.00%          -19.38%
        2000 ......................       1.30%         111,105        28.25         3,138,900       0.00%           -5.00%
        1999 ......................       1.30%          59,371        19.60         1,163,550       0.00%            6.00%

     American Century Short-Term Government Fund - Investor Class
        2003 ......................   0.95% to 1.90%    221,650   11.39 to 27.09     4,162,276       1.48%     -0.08% to   0.40%
        2002 ......................   0.95% to 1.90%    138,322   11.20 to 26.47     2,779,361       1.79%      1.40% to   1.88%
        2001 ......................   0.95% to 1.50%     95,278   10.83 to 25.33     1,893,038       2.64%      2.80% to   3.09%
        2000 ......................       1.30%          85,255        23.62         2,013,627       2.95%            2.10%
        1999 ......................       1.30%         130,118        22.85         2,972,838       2.48%           -0.72%

     American Century Ultra(R) Fund - Investor Class
        2003 ......................   0.95% to 2.25%  1,187,886    5.60 to 17.57    16,572,593       0.00%     11.20% to  11.93%
        2002 ......................   0.95% to 1.90%  1,250,856    5.80 to 18.08    19,100,380       0.00%    -13.02% to -12.60%
        2001 ......................   0.95% to 1.80%  1,314,700    7.20 to 22.27    25,207,029       0.00%     -9.69% to  -9.30%
        2000 ......................   1.05% to 1.30%  1,032,658    9.66 to 29.72    30,620,512       0.00%     -4.47% to  -3.36%(b)
        1999 ......................       1.30%         906,171        24.90        22,561,451       0.00%           11.73%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                         Contract                                              Investment
                                         Expense                    Unit          Contract       Income           Total
                                          Rate*        Units     Fair Value    Owners' Equity    Ratio**       Return***
                                      -------------   -------  --------------  --------------  ----------  -----------------
     Credit Suisse Emerging Growth Fund - Common Shares
        2003 ......................       1.30%       254,542       11.03         2,807,244       0.00%          20.12%
        2002 ......................       1.30%       291,574       11.01         3,211,099       0.00%         -17.32%
        2001 ......................       1.30%       327,340       14.25         4,663,492       0.00%         -20.61%
        2000 ......................       1.30%       340,275       21.34         7,261,913       0.00%           3.24%
        1999 ......................       1.30%       285,237       15.47         4,413,857       0.00%           4.77%

     Credit Suisse Global Fixed Income Fund - Common Shares
        2003 ......................       1.30%        79,655       13.32         1,060,829       1.27%           7.61%
        2002 ......................       1.30%        21,877       11.83           258,769       0.56%           3.98%
        2001 ......................       1.30%        17,104       11.35           194,144       1.05%           1.60%
        2000 ......................       1.30%         5,451       10.70            58,312       3.75%           1.36%
        1999 ......................       1.30%         3,663       10.46            38,323       0.40%          -1.78%

     Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class
        2003 ......................       1.30%        38,783       11.98           464,769       4.99%          19.14%
        2002 ......................       1.30%        38,974        9.61           374,629       5.23%          -5.21%
        2001 ......................       1.30%        43,580       10.12           441,120       7.39%          -9.10%
        2000 ......................       1.30%        77,244       13.00         1,004,353       5.46%          -8.72%
        1999 ......................       1.30%        78,498       14.85         1,165,879       5.45%          -0.40%

     Dreyfus A Bonds Plus, Inc.
        2003 ......................       1.30%       244,837       15.05         3,683,751       1.89%           4.30%
        2002 ......................       1.30%       201,030       13.78         2,769,239       1.59%           1.68%
        2001 ......................       1.30%       185,862       13.57         2,522,719       2.75%           3.42%
        2000 ......................       1.30%       153,087       12.47         1,909,489       2.52%           3.41%
        1999 ......................       1.30%       181,364       11.93         2,163,508       2.51%          -0.66%

     Dreyfus Appreciation Fund, Inc.
        2003 ......................   0.95% to 1.90%  393,004   7.57 to 10.74     3,640,407       0.01%      7.10% to   7.62%
        2002 ......................   0.95% to 1.90%  405,733   7.84 to 11.06     3,868,536       0.00%     -9.84% to  -9.41%
        2001 ......................   0.95% to 1.55%  270,369   9.14 to 12.76     3,092,892       0.07%     -8.17% to  -7.89%
        2000 ......................       1.30%       142,625       14.22         2,027,739       0.01%           2.94%
        1999 ......................       1.30%       128,536       13.51         1,736,776       0.00%           6.19%

     Dreyfus Balanced Fund, Inc.
        2003 ......................   0.95% to 1.70%  170,548   8.12 to  9.83     1,574,525       0.84%      7.20% to   7.61%
        2002 ......................   0.95% to 1.70%  154,322   8.20 to  9.89     1,417,551       0.59%    -11.15% to -10.82%
        2001 ......................   0.95% to 1.55%  140,112   9.78 to 11.73     1,551,585       1.21%     -0.55% to  -0.24%
        2000 ......................       1.30%        39,670       11.75           466,252       1.28%           0.46%
        1999 ......................       1.30%        23,096       11.33           261,650       1.39%           5.33%

     Dreyfus Emerging Leaders Fund
        2003 ......................   0.95% to 1.25%    7,615   8.06 to  8.13        61,498       0.00%     11.77% to  11.93%
        2002 ......................   0.95% to 1.25%    7,942   8.46 to  8.52        67,315       0.00%     -7.48% to  -7.34%
        2001 ......................   0.95% to 1.25%    7,973   9.80 to  9.83        78,196       0.00%     -4.67% to  -4.52%

     Dreyfus Premier Third Century Fund, Inc. - Class Z, The
        2003 ......................   0.95% to 1.85%   90,236   4.87 to 16.38     1,083,595       0.00%      9.14% to   9.64%
        2002 ......................   0.95% to 1.70%   93,132   5.28 to 17.58     1,312,110       0.00%    -18.29% to -17.99%
        2001 ......................   0.95% to 1.70%  124,684   7.25 to 24.06     2,116,314       0.00%    -15.82% to -15.50%
        2000 ......................   0.95% to 1.30%   69,654  10.16 to 33.53     2,334,199       0.00%      1.06% to   1.56%(b)
        1999 ......................       1.30%        49,827       28.67         1,428,421       0.00%          11.00%

                                         Contract                                              Investment
                                         Expense                   Unit          Contract        Income         Total
                                          Rate*        Units     Fair Value    Owners' Equity    Ratio**       Return***
                                      -------------   -------  --------------  --------------  ----------  -----------------
     Dreyfus S&P 500 Index Fund
        2003 ......................       1.30%       714,854      22.51         16,088,892      0.00%           10.84%
        2002 ......................       1.30%       761,999      22.84         17,406,889      0.00%          -13.96%
        2001 ......................       1.30%       803,741      28.37         22,805,770      0.00%           -7.57%
        2000 ......................       1.30%       721,021      33.92         24,459,045      0.00%           -1.37%
        1999 ......................       1.30%       579,969      32.24         18,697,526      0.00%           11.26%

     Evergreen Equity Income Fund - Class I
        2003 ......................       1.30%        37,326      18.62            695,071      1.15%           11.42%
        2002 ......................       1.30%        46,402      18.39            853,300      0.58%           -4.84%
        2001 ......................       1.30%        45,037      20.66            930,362      1.67%           -0.17%
        2000 ......................       1.30%        70,511      18.78          1,324,138      2.41%           -4.00%
        1999 ......................       1.30%        73,386      19.34          1,419,439      2.47%           13.57%

     Federated Equity Income Fund - Class F Shares
        2003 ......................   0.95% to 1.50%   10,488   6.51 to  6.61        68,848      0.86%       8.15% to   8.45%
        2002 ......................   0.95% to 1.50%    5,218   6.59 to  6.66        34,599      0.57%     -13.04% to -12.80%
        2001 ......................   1.20% to 1.50%    3,306   7.94 to  7.96        26,306      0.80%      -8.46% to  -8.32%

     Federated High Yield Trust
        2003 ......................   0.95% to 1.90%  152,471   9.70 to 10.10     1,491,585      4.19%      12.75% to  13.29%
        2002 ......................   0.95% to 1.90%   90,209   8.49 to  8.81       772,087      4.40%      -2.55% to  -2.09%
        2001 ......................   0.95% to 1.45%   72,606   8.88 to  9.18       649,206      5.56%      -1.12% to  -0.87%
        2000 ......................   1.05% to 1.30%   59,362   9.78 to 10.08       581,891      5.09%      -2.57% to   0.75%(b)
        1999 ......................       1.30%        43,484      10.19            443,064      4.12%            2.14%

     Federated Intermediate Income Fund - Institutional Service Class
        2003 ......................   0.95% to 1.75%   18,792  12.25 to 12.52       234,173      2.75%       4.87% to   5.30%
        2002 ......................   0.95% to 1.45%    8,424  11.16 to 11.25        94,794      2.83%       1.82% to   2.07%
        2001 ......................   0.95% to 1.00%    6,212  10.70 to 10.71        66,518      3.19%       3.26% to   3.28%

     Federated Investment Series Funds, Inc.- Federated Bond Fund - Class F
        2003 ......................   0.95% to 2.05%  176,862  12.36 to 13.99     2,420,287      3.27%       8.29% to   8.89%
        2002 ......................   0.95% to 2.05%  167,532  10.96 to 12.31     2,022,245      3.39%       0.59% to   1.14%
        2001 ......................   0.95% to 1.80%  150,760  10.67 to 11.86     1,755,610      4.03%       2.76% to   3.21%
        2000 ......................   1.05% to 1.30%  143,166  10.14 to 11.20     1,599,725      3.96%       0.63% to   1.42%(b)
        1999 ......................       1.30%       114,206      11.26          1,286,245      3.75%           -2.47%

     Fidelity(R) Advisor Balanced Fund - Class A
        2003 ......................   0.95% to 1.70%   81,062   8.97 to  9.19       740,718      1.05%       9.18% to   9.59%
        2002 ......................   0.95% to 1.70%   84,425   8.35 to  8.49       714,790      0.60%      -8.85% to  -8.51%
        2001 ......................   0.95% to 1.50%   56,610   9.30 to  9.36       529,077      1.61%      -2.11% to  -1.84%

     Fidelity(R) Advisor Balanced Fund - Class T
        2003 ......................       1.30%        82,726      13.66          1,129,656      0.91%            9.27%
        2002 ......................       1.30%        89,133      12.70          1,131,755      0.53%           -8.82%
        2001 ......................       1.30%        94,046      14.09          1,324,829      1.28%           -2.07%
        2000 ......................       1.30%        76,378      15.27          1,166,026      1.10%           -1.22%
        1999 ......................       1.30%        50,914      15.63            796,037      1.46%            4.34%

     Fidelity(R) Advisor Equity Growth Fund - Class A
        2003 ......................   0.95% to 1.70%  119,711   5.41 to  5.53       659,802      0.00%      12.20% to  12.62%
        2002 ......................   0.95% to 1.70%   67,475   5.65 to  5.73       385,529      0.00%     -20.05% to -19.76%
        2001 ......................   0.95% to 1.45%    1,809   7.86 to  7.89        14,257      0.00%     -10.38% to -10.15%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                      Contract                                                  Investment
                                      Expense                     Unit            Contract        Income          Total
                                       Rate*         Units     Fair Value      Owners' Equity     Ratio**        Return***
                                    -------------   -------   --------------   --------------   ----------   -----------------
     Fidelity(R) Advisor Equity Income Fund - Class A
        2003 ....................   0.95% to 1.90%  227,386    9.62 to  9.91     2,243,188        0.48%        9.12% to   9.64%
        2002 ....................   0.95% to 1.90%  173,741   10.01 to 10.22     1,770,146        0.13%       -5.88% to  -5.43%
        2001 ....................   0.95% to 1.50%   46,089   11.14 to 11.21       515,827        0.56%        0.22% to   0.50%

     Fidelity(R) Advisor Equity Income Fund - Class T
        2003 ....................       1.30%       179,406       15.85          2,843,775        0.37%             9.27%
        2002 ....................       1.30%       175,375       16.43          2,881,361        0.09%            -5.70%
        2001 ....................       1.30%       126,384       18.13          2,291,860        0.32%             0.23%
        2000 ....................       1.30%       119,884       15.91          1,907,079        0.57%            -5.10%
        1999 ....................       1.30%       110,388       17.71          1,954,691        0.31%             7.61%

     Fidelity(R) Advisor Growth Opportunities Fund - Class A
        2003 ....................   0.95% to 1.90%   52,129    5.98 to  6.16       318,980        0.00%       11.80% to  12.33%
        2002 ....................   0.95% to 1.90%   41,494    6.02 to  6.14       253,806        0.00%      -14.24% to -13.84%
        2001 ....................   0.95% to 1.80%   26,323    7.59 to  7.67       201,437        0.00%       -9.91% to  -9.52%

     Fidelity(R) Advisor Growth Opportunities Fund - Class T
        2003 ....................       1.30%       369,656       11.08          4,094,162        0.00%            12.07%
        2002 ....................       1.30%       397,708       11.10          4,414,796        0.00%           -14.01%
        2001 ....................       1.30%       432,688       13.91          6,020,077        0.00%            -9.73%
        2000 ....................       1.30%       490,625       18.13          8,895,096        0.00%            -5.08%
        1999 ....................       1.30%       442,011       19.73          8,722,226        0.00%             5.92%

     Fidelity(R) Advisor High Income Advantage Fund - Class T
        2003 ....................   0.95% to 1.90%  545,990   10.48 to 13.91     6,443,337        2.44%       27.59% to  28.20%
        2002 ....................   0.95% to 1.90%  203,134    7.58 to 10.01     1,947,328        3.41%      -13.13% to -12.72%
        2001 ....................   0.95% to 1.80%  220,733    8.87 to 11.63     2,527,866        4.06%       -1.49% to  -1.07%
        2000 ....................       1.30%       259,547       12.78          3,318,095        4.04%            -4.72%
        1999 ....................       1.30%       227,894       13.34          3,040,604        3.63%             6.35%

     Fidelity(R) Advisor Overseas Fund - Class A
        2003 ....................   0.95% to 1.45%   20,927    6.25 to  6.34       131,804        0.00%       10.06% to  10.33%
        2002 ....................   0.95% to 1.45%    3,167    7.02 to  7.08        22,377        0.00%       -2.76% to  -2.52%
        2001 ....................       0.95%         1,607        8.13             13,061        0.00%           -11.46%

     Fidelity(R) Asset Manager(TM)
        2003 ....................       1.30%       239,852       18.30          4,388,807        1.30%             9.08%
        2002 ....................       1.30%       287,162       17.02          4,887,285        1.29%            -7.93%
        2001 ....................       1.30%       294,741       18.86          5,558,179        1.66%            -3.27%
        2000 ....................       1.30%       289,898       19.91          5,772,175        1.56%             3.22%
        1999 ....................       1.30%       265,367       18.07          4,795,134        1.63%             5.02%

     Fidelity(R) Capital & Income Fund
        2003 ....................       1.30%        11,185       56.53            632,254        3.37%            26.62%
        2002 ....................       1.30%        13,316       40.10            534,036        2.83%           -11.70%
        2001 ....................       1.30%        14,833       47.46            704,056        3.65%            -1.70%
        2000 ....................       1.30%        15,863       53.43            847,639        4.19%            -1.05%
        1999 ....................       1.30%        20,691       54.27          1,122,826        4.09%            12.28%

                                       Contract                                                Investment
                                       Expense                      Unit          Contract       Income          Total
                                        Rate*         Units      Fair Value    Owners' Equity    Ratio**       Return***
                                    -------------   ---------  --------------  --------------  ----------  -----------------
     Fidelity(R) Equity-Income Fund
        2003 ....................       1.30%         115,358       75.09         8,662,520       0.81%           9.77%
        2002 ....................       1.30%         134,760       77.79        10,482,678       0.43%          -7.03%
        2001 ....................       1.30%         140,925       87.74        12,365,466       0.76%          -1.70%
        2000 ....................       1.30%         162,411       80.76        13,116,494       0.78%          -3.06%
        1999 ....................       1.30%         199,197       88.63        17,653,837       0.64%          12.50%

     Fidelity(R) Magellan(R) Fund
        2003 ....................       1.30%         867,143       23.30        20,206,101       0.21%          10.25%
        2002 ....................       1.30%       1,057,716       23.66        25,029,983       0.14%         -15.65%
        2001 ....................       1.30%       1,162,282       30.01        34,880,321       0.12%          -6.73%
        2000 ....................       1.30%       1,151,139       35.95        41,387,074       0.05%           0.05%
        1999 ....................       1.30%         942,065       33.17        31,251,013       0.18%          13.02%

     Fidelity(R) Puritan(R) Fund
        2003 ....................       1.30%         420,233       23.57         9,906,916       1.28%           8.06%
        2002 ....................       1.30%         510,073       23.01        11,739,196       0.78%          -4.12%
        2001 ....................       1.30%         544,190       24.47        13,316,051       1.49%          -0.46%
        2000 ....................       1.30%         556,362       23.07        12,837,147       1.40%          -0.14%
        1999 ....................       1.30%         640,246       23.68        15,162,602       1.68%           4.05%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
        2003 ....................       1.30%           2,910       20.22            58,835       7.47%          16.44%
        2002 ....................       1.30%           2,911       16.15            47,024      12.81%          -5.02%
        2001 ....................       1.30%           4,172       18.00            75,112      12.20%          -7.79%
        2000 ....................       1.30%           4,174       24.12           100,673       6.81%          -5.46%
        1999 ....................       1.30%           5,049       25.64           129,438       8.97%           7.27%

     Franklin Mutual Series Fund, Inc.- Mutual Shares Fund - Class A
        2003 ....................   0.95% to 1.90%    399,647  10.85 to 12.55     4,768,146       0.76%       9.22% to  9.75%
        2002 ....................   0.95% to 1.90%    364,097  10.88 to 12.50     4,349,748       0.00%      -4.60% to -4.15%
        2001 ....................   0.95% to 1.65%    121,020  12.18 to 13.87     1,616,831       0.25%      10.78% to 11.17%
        2000 ....................       1.30%          36,905       11.15           411,656       2.11%          -0.09%
        1999 ....................       1.30%          25,638       11.44           293,309       0.18%          15.93%

     Franklin Small Cap Growth Fund I - Class A
        2003 ....................   0.95% to 1.90%    220,310   5.25 to  5.41     1,187,471       0.00%     14.85% to  15.40%
        2002 ....................   0.95% to 1.90%    150,758   5.31 to  5.42       815,473       0.00%    -19.69% to -19.31%
        2001 ....................   0.95% to 1.70%     76,701   7.17 to  7.24       554,283       0.00%    -15.58% to -15.25%
        2000 ....................       1.05%           1,182       10.58            12,503       0.00%           5.78%     (a)(b)

     Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
        2003 ....................   0.95% to 1.85%     60,644  12.18 to 12.49       752,782       0.00%      7.07% to   7.55%
        2002 ....................   0.95% to 1.70%     33,996  12.88 to 13.05       442,235       0.13%      4.24% to   4.63%
        2001 ....................   0.95% to 1.45%      1,962  12.18 to 12.22        23,953       0.53%     13.99% to  14.28%

     Gartmore Bond Fund - Class D
        2003 ....................   0.95% to 2.05%     84,491  12.76 to 54.88     2,838,855       2.53%      5.28% to   5.87%
        2002 ....................   0.95% to 2.05%     73,781  11.52 to 49.17     2,105,425       2.77%      1.73% to   2.29%
        2001 ....................   0.95% to 1.70%     39,444  10.94 to 46.12     1,350,540       2.93%      3.62% to   4.02%
     Tax qualified
        2000 ....................       1.30%          34,472       42.71         1,472,285       3.31%           1.94%
        1999 ....................       1.30%          36,518       42.33         1,545,714       0.90%          -3.07%
     Non-tax qualified
        2000 ....................       1.30%              73       42.53             3,104       3.31%           1.94%
        1999 ....................       1.30%             148       42.15             6,238       0.90%          -3.07%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                       Contract                                              Investment
                                       Expense                    Unit          Contract       Income          Total
                                        Rate*        Units     Fair Value    Owners' Equity    Ratio**       Return***
                                    -------------   -------  --------------  --------------  ----------  -----------------
     Gartmore Government Bond Fund - Class D
        2003 ....................   0.95% to 1.90%  546,448  12.82 to 15.31     7,851,326       1.93%      1.82% to   2.31%
        2002 ....................   0.95% to 1.90%  258,580  11.93 to 14.17     3,406,166       2.20%      3.18% to   3.67%
        2001 ....................   0.95% to 1.70%   87,982  11.11 to 13.09     1,095,174       2.72%      1.65% to   2.03%
        2000 ....................       1.30%        30,599      11.94            365,365       2.92%           3.56%
        1999 ....................       1.30%        44,454      11.61            515,962       2.65%          -2.59%

     Gartmore Growth Fund - Class D
        2003 ....................   1.00% to 1.45%   51,348   4.19 to 55.01     1,182,110       0.00%     14.16% to  14.42%
        2002 ....................   1.00% to 1.45%   31,449   4.29 to 53.33     1,109,726       0.00%    -17.84% to -17.66%
        2001 ....................   0.95% to 1.45%   35,084   5.76 to 75.29     1,583,834       0.00%    -21.63% to -21.43%
     Tax qualified
        2000 ....................       1.30%        23,996     125.14          3,002,852       0.00%          -5.27%
        1999 ....................       1.30%        28,252     125.45          3,544,092       0.00%           9.32%
     Non-tax qualified
        2000 ....................       1.30%           203     132.13             26,823       0.00%          -5.27%
        1999 ....................       1.30%           213     132.45             28,213       0.00%           9.32%

     Gartmore GVIT J.P.Morgan Balanced Fund - Class I
        2003 ....................   0.95% to 1.50%    7,347   9.03 to  9.12        66,635       0.83%      7.92% to   8.22%
        2002 ....................   1.20% to 1.50%    8,846   8.80 to  8.82        77,951       0.58%     -9.17% to  -9.03%

     Gartmore ID Aggressive Fund - Service Class
        2003 ....................   0.95% to 1.50%   16,118   7.29 to  7.40       118,443       0.60%      9.99% to  10.30%
        2002 ....................   0.95% to 1.50%    2,093   7.61 to  7.68        15,970       0.15%     -7.70% to  -7.44%

     Gartmore ID Conservative Fund - Service Class
        2003 ....................   0.95% to 1.45%   35,073  10.30 to 10.44       364,662       1.24%      3.02% to   3.28%
        2002 ....................   0.95% to 1.35%   51,454  10.04 to 10.11       519,131       1.02%     -0.62% to  -0.42%
        2001 ....................       1.35%            19      10.06                195       2.40%           0.35%

     Gartmore ID Moderate Fund - Service Class
        2003 ....................   0.95% to 1.75%   86,329   8.62 to  8.82       756,635       0.94%      6.68% to   7.11%
        2002 ....................   0.95% to 1.50%   44,399   8.69 to  8.77       388,845       0.58%     -4.79% to  -4.53%
        2001 ....................   0.95% to 1.20%    8,628   9.42 to  9.44        81,428       1.00%     -3.20% to  -3.08%

     Gartmore ID Moderately Aggressive Fund - Service Class
        2003 ....................   0.95% to 1.50%   37,019   7.88 to  8.00       294,166       0.83%      8.47% to   8.77%
        2002 ....................   0.95% to 1.50%    7,284   8.07 to  8.15        59,171       0.34%     -6.37% to  -6.11%
        2001 ....................       1.35%            29       9.04                262       0.88%          -5.77%

     Gartmore ID Moderately Conservative Fund - Service Class
        2003 ....................   1.20% to 1.45%   12,121   9.56 to  9.63       116,144       1.02%      5.02% to   5.15%
        2002 ....................   1.35% to 1.50%      844   9.38 to  9.41         7,937       0.79%     -2.68% to  -2.61%

     Gartmore Large Cap Value Fund - Class A
        2003 ....................   0.95% to 1.90%   80,779   9.66 to  9.99       789,503       0.47%      9.90% to  10.43%
        2002 ....................   0.95% to 1.90%   64,454   9.97 to 10.26       647,003       0.23%     -3.53% to  -3.08%
        2001 ....................   0.95% to 1.45%   25,443  11.07 to 11.36       282,313       0.44%      0.91% to   1.17%
        2000 ....................       1.30%         8,107       9.39             76,157       1.17%          -2.34%

     Gartmore Money Market Fund - Prime Shares
        2003 ....................   1.30% to 1.30%  576,656  23.12 to 29.30    13,397,043       0.37%     -0.29% to  -0.29%
        2002 ....................       1.30%       634,125      23.12         14,659,998       0.55%          -0.07%
        2001 ....................       1.30%        23,145      29.10            673,756       2.20%           1.57%

                                       Contract                                                 Investment
                                       Expense                       Unit          Contract       Income          Total
                                        Rate*         Units       Fair Value    Owners' Equity    Ratio**       Return***
                                    -------------   ---------  ---------------  --------------  ----------  -----------------
     Tax qualified
        2001 ....................       1.30%         622,198        23.11        14,380,655       2.20%           1.57%
        2000 ....................       1.30%          26,701        27.99           747,241       4.72%           2.09%
        1999 ....................       1.30%         474,051        21.40        10,142,574       2.23%           1.54%
     Non-tax qualified
        2000 ....................       1.30%             837        28.16            23,572       4.72%           2.09%
        1999 ....................       1.30%             840        27.11            22,774       2.23%           1.54%
     Tax Qualified Spectrum Pre(8225)
        2000 ....................       1.30%         573,117        22.22        12,737,470       4.72%           2.09%
        1999 ....................       1.30%          29,397        26.94           791,990       2.23%           1.54%

     Gartmore Money Market Fund - Service Class
        2003 ....................   0.95% to 2.25%  1,164,365   9.82 to  10.57    12,210,865       0.29%     -0.81% to  -0.16%
        2002 ....................   0.95% to 1.90%    415,742  10.36 to  10.58     4,384,096       0.51%     -0.45% to   0.03%
        2001 ....................   0.95% to 1.70%    382,751  10.42 to  10.51     4,015,936       1.97%      1.33% to   1.71%

     Gartmore Nationwide Fund - Class D
        2003 ....................   0.95% to 1.65%     79,670   7.47 to  98.33     5,099,926       0.38%     11.27% to  11.66%
        2002 ....................   0.95% to 1.90%     74,472   7.65 to  96.92     5,471,135       0.17%     -6.68% to  -6.24%
        2001 ....................   0.95% to 1.80%     71,069   8.67 to 113.50     6,251,361       0.28%     -8.78% to  -8.38%
     Tax qualified
        2000 ....................       1.30%          59,522       126.67         7,539,660       0.39%           3.00%
        1999 ....................       1.30%          67,407       133.84         9,022,062       0.38%           7.00%
     Non-tax qualified
        2000 ....................       1.30%             135       131.94            17,812       0.39%           3.00%
        1999 ....................       1.30%             162       139.41            22,585       0.38%           7.00%

     Gartmore Value Opportunities Fund - Class A
        2003 ....................   0.95% to 1.60%      6,956  10.03 to  10.21        70,460       0.08%     10.93% to  11.30%
        2002 ....................   0.95% to 1.50%      3,430  10.55 to  10.65        36,389       0.00%     -1.79% to  -1.53%
        2001 ....................       1.45%              94        11.39             1,073       0.41%           6.37%

     INVESCO Dynamics Fund - Investor Class
        2003 ....................   0.95% to 1.70%    820,340   4.28 to   8.18     5,458,178       0.00%     15.15% to  15.59%
        2002 ....................   0.95% to 1.70%    795,394   4.23 to   8.04     5,386,688       0.00%    -25.30% to -25.02%
        2001 ....................   0.95% to 1.80%    870,381   6.71 to  12.73     9,767,129       0.00%    -21.67% to -21.33%
        2000 ....................   0.95% to 1.30%    463,726  10.49 to  19.77     9,156,323       0.00%      4.89% to  10.99%(a)
        1999 ....................       1.30%          39,944        13.07           521,941       0.00%          24.40%

     INVESCO Small Company Growth Fund - Investor Class
        2003 ....................   0.95% to 1.65%     86,873   5.16 to   5.28       455,686       0.00%     11.80% to  12.19%
        2002 ....................   0.95% to 1.65%     61,516   5.48 to   5.57       341,043       0.00%    -19.85% to -19.57%
        2001 ....................   0.95% to 1.65%     44,606   7.76 to   7.82       348,271       0.00%    -11.75% to -11.43%
        2000 ....................       0.95%           1,132        10.86            12,298       0.00%           8.64%      (a)(b)

     INVESCO Total Return Fund - Investor Class
        2003 ....................   0.95% to 2.05%     41,120   8.64 to   8.95       364,971       0.88%      6.32% to   6.91%
        2002 ....................   0.95% to 2.05%     40,587   8.80 to   9.01       363,517       0.71%     -7.16% to  -6.65%
        2001 ....................   0.95% to 1.55%     17,898   9.78 to   9.85       175,831       0.73%     -0.18% to   0.12%

     Janus Adviser Balanced Fund
        2003 ....................   0.95% to 1.90%    209,158   8.79 to   9.02     1,882,570       0.77%      5.22% to   5.73%
        2002 ....................   0.95% to 1.70%     67,161   8.78 to   8.90       596,506       0.45%     -3.84% to  -3.48%
        2001 ....................   0.95% to 1.50%     15,142   9.35 to   9.39       142,011       1.64%     -4.33% to  -4.07%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                       Contract                                                Investment
                                       Expense                      Unit          Contract       Income          Total
                                        Rate*         Units      Fair Value    Owners' Equity    Ratio**       Return***
                                    -------------   ---------  --------------  --------------  ----------  -----------------
     Janus Adviser International Fund
        2003 ....................   1.05% to 1.45%      9,198   5.23 to  5.29        48,369       0.00%      5.13% to   5.34%
        2002 ....................   1.05% to 1.45%      5,524   5.93 to  5.97        32,905       0.00%    -12.61% to -12.44%
        2001 ....................   1.05% to 1.45%      1,809   7.50 to  7.52        13,602       0.00%    -15.91% to -15.74%

     Janus Adviser Worldwide Fund
        2003 ....................   0.95% to 1.90%    212,416   5.21 to  5.35     1,128,842       0.00%      5.10% to   5.61%
        2002 ....................   0.95% to 1.90%    180,728   5.88 to  5.98     1,076,109       0.00%    -13.91% to -13.50%
        2001 ....................   0.95% to 1.80%     98,794   7.66 to  7.71       760,941       0.00%    -13.10% to -12.73%

     Janus Fund
        2003 ....................   0.95% to 2.05%    891,598   4.51 to 14.20     9,994,306       0.00%     10.86% to  11.48%
        2002 ....................   0.95% to 2.05%  1,029,159   4.75 to 14.85    12,038,358       0.00%    -17.15% to -16.69%
        2001 ....................   0.95% to 1.80%  1,011,558   6.90 to 21.33    18,303,950       0.00%    -13.08% to -12.70%
        2000 ....................   0.95% to 1.30%    778,413   9.71 to 29.84    23,103,120       0.00%     -2.89% to   2.37%(a)
        1999 ....................       1.30%         429,851       23.82        10,239,913       0.00%          18.69%

     Janus Twenty Fund
        2003 ....................   0.95% to 1.90%  1,472,925   3.93 to 20.52    22,214,246       0.00%     11.21% to  11.74%
        2002 ....................   0.95% to 1.90%  1,604,924   3.92 to 20.32    24,444,918       0.00%    -17.42% to -17.03%
        2001 ....................   0.95% to 1.80%  1,684,689   5.46 to 28.08    36,644,929       0.00%    -20.24% to -19.89%
        2000 ....................   0.95% to 1.30%  1,189,662   9.46 to 48.41    57,295,810       0.00%     -8.04% to  -5.34%(b)
        1999 ....................       1.30%         797,334       37.86        30,183,386       0.00%          17.05%

     Janus Worldwide Fund
        2003 ....................   0.95% to 1.50%    818,851   4.59 to 11.94     9,528,199       0.00%      5.80% to   6.10%
        2002 ....................   0.95% to 1.50%  1,010,545   5.13 to 13.30    12,594,229       0.00%    -13.99% to -13.75%
        2001 ....................   0.95% to 1.50%  1,162,955   6.71 to 17.39    19,070,214       0.00%    -14.40% to -14.16%
        2000 ....................   0.95% to 1.30%  1,029,737   9.74 to 25.15    25,830,341       0.00%     -2.60% to   1.70%(a)
        1999 ....................       1.30%         618,608       17.08        10,568,422       0.00%          12.09%

     Lazard Small Cap Portfolio - Open Shares
        2003 ....................   0.95% to 1.90%    151,630  11.07 to 12.54     1,871,531       0.00%     11.13% to  11.66%
        2002 ....................   0.95% to 1.90%    177,638  11.86 to 13.36     2,340,100       0.00%     -3.96% to  -3.51%
        2001 ....................   0.95% to 1.45%     67,130  11.64 to 12.96       859,620       0.00%      8.46% to   8.74%
        2000 ....................       1.30%          23,772       10.81           257,025       0.00%           3.32%
        1999 ....................       1.30%           3,898       11.51            44,851       0.00%          10.12%

     MFS(R) Strategic Income Fund - Class A
        2003 ....................       1.30%          59,920       11.58           693,966       3.01%           7.98%
        2002 ....................       1.30%          35,770       10.17           363,756       3.44%           0.49%
        2001 ....................       1.30%          10,120       35.53           359,592       0.00%          -0.65%
        2000 ....................       1.30%          12,846       35.70           458,585       0.00%          -0.12%
        1999 ....................       1.30%          17,076       36.05           615,571       0.00%          -3.94%

     Nationwide(R) Bond Index Fund - Class A
        2003 ....................   0.95% to 1.45%     17,101  12.27 to 12.44       211,357       1.55%      2.63% to   2.89%
        2002 ....................   0.95% to 1.45%      3,815  11.35 to 11.45        43,541       2.14%      2.43% to   2.69%
        2001 ....................       1.05%             501       10.75             5,385       2.90%           2.33%

     Nationwide(R) International Index Fund - Class A
        2003 ....................   1.10% to 1.90%        668   6.36 to  6.50         4,317      56.75%      7.74% to   8.18%
        2002 ....................   1.20% to 1.90%        599   7.11 to  7.20         4,303       0.06%     -2.79% to  -2.45%

                                      Contract                                               Investment
                                       Expense                    Unit          Contract       Income           Total
                                        Rate*        Units     Fair Value    Owners' Equity    Ratio**        Return***
                                    -------------   -------  --------------  --------------  ----------  ------------------
     Nationwide(R)Large Cap Growth Fund - Class A
        2003 ....................   0.95% to 1.45%   44,811   4.61 to  6.30      239,623        0.00%     11.71% to   11.99%
        2002 ....................   0.95% to 1.45%   29,497   4.63 to  6.32      180,060        0.00%    -20.64% to  -20.44%
        2001 ....................   0.95% to 1.45%   19,490   6.29 to  8.57      162,513        0.00%    -15.82% to  -15.61%
        2000 ....................       1.30%         8,487      13.61           115,506        0.00%           1.61%

     Nationwide(R) Mid Cap Market Index Fund - Class A
        2003 ....................   0.95% to 1.90%   34,123   8.67 to  8.90      302,498        0.20%      10.90% to  11.43%
        2002 ....................   0.95% to 1.45%   10,626   9.04 to  9.12       96,450        0.08%      -4.43% to  -4.19%
        2001 ....................   0.95% to 1.45%      764   9.71 to  9.75        7,445        0.16%      -0.66% to  -0.41%

     Nationwide(R) S&P 500 Index Fund - Service Class
        2003 ....................   0.95% to 2.25%  383,802   6.39 to  7.70    2,636,577        0.48%      10.15% to  10.88%
        2002 ....................   0.95% to 2.05%  316,214   6.55 to  7.84    2,219,442        0.21%     -14.34% to -13.87%
        2001 ....................   0.95% to 1.80%  235,190   8.22 to  9.74    2,037,855        0.30%      -7.79% to  -7.40%
        2000 ....................   0.95% to 1.30%   35,316   9.90 to 11.65      398,045        0.29%      -1.41% to  -0.97%(b)
        1999 ....................       1.30%         8,846      11.10            98,196        0.66%          10.83%

     Nationwide(R) Small Cap Fund - Class A
        2003 ....................   0.95% to 1.45%   85,777   9.14 to 11.38      952,223        0.00%      16.69% to  16.98%
        2002 ....................   0.95% to 1.45%   69,709   9.70 to 12.06      822,260        0.00%      -0.55% to  -0.30%
        2001 ....................   0.95% to 1.45%   32,893  10.31 to 12.80      413,885        0.00%       2.20% to   2.46%
        2000 ....................       1.30%        23,479      12.39           290,894        0.00%            2.15%
        1999 ....................       1.30%            90      10.91               981        0.14%           5.27%

     Nationwide(R) Small Cap Index Fund - Class A
        2003 ....................   0.95% to 1.50%   10,193   8.58 to  8.71       88,170        0.29%      16.21% to  16.53%
        2002 ....................   0.95% to 1.50%    1,966   8.90 to  8.99       17,595        0.16%      -6.04% to  -5.78%
        2001 ....................   1.20% to 1.50%      212   9.97 to  9.99        2,107        0.50%       5.34% to   5.50%

     Neuberger Berman EF - Guardian Fund - Investor Class Shares
        2003 ....................       1.30%       216,448      14.66         3,174,120        0.00%          15.82%
        2002 ....................       1.30%       273,022      15.35         4,189,942        0.08%         -11.17%
        2001 ....................       1.30%       315,736      17.96         5,670,699        0.33%           0.70%

     Neuberger Berman EF - Partners Fund - Investor Class Shares
        2003 ....................       1.30%       200,558      21.96         4,404,201        0.00%          17.44%
        2002 ....................       1.30%       238,157      22.49         5,355,241        0.00%         -10.77%
        2001 ....................       1.30%       250,948      25.97         6,516,903        0.00%          -1.38%
        2000 ....................       1.30%       268,958      26.17         7,037,357        0.00%          -1.35%
        1999 ....................       1.30%       328,051      27.99         9,182,989        0.00%          12.29%

     Neuberger Berman ET - Genesis Fund - Trust Class Shares
        2003 ....................   0.95% to 1.90%  521,258  13.39 to 14.36    7,373,442        0.00%       8.63% to   9.15%
        2002 ....................   0.95% to 1.90%  472,611  13.13 to 13.99    6,530,382        0.00%       1.34% to   1.82%
        2001 ....................   0.95% to 1.65%  201,244  12.80 to 13.52    2,704,623        0.00%       8.44% to   8.83%
        2000 ....................       1.30%        76,840      10.85           833,583        0.00%          14.04%
        1999 ....................       1.30%        72,611       9.51           690,521        0.00%           2.63%

     Neuberger Berman ET - Guardian Fund - Trust Class Shares
        2003 ....................   0.95% to 1.55%   37,125   7.61 to  7.76      285,694        0.00%      15.59% to  15.94%
        2002 ....................   0.95% to 1.55%   40,259   7.99 to  8.10      324,447        0.10%     -11.40% to -11.14%
        2001 ....................   0.95% to 1.50%   15,620   9.40 to  9.46      147,481        0.41%       0.53% to   0.81%
        2000 ....................       1.30%       342,621      18.60         6,372,053        0.21%          -2.32%      (a)(b)
        1999 ....................       1.30%       389,105      19.67         7,652,670        0.32%         -14.00%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                       Contract                                              Investment
                                       Expense                    Unit          Contract       Income          Total
                                        Rate*        Units     Fair Value    Owners' Equity    Ratio**       Return***
                                    -------------   -------  --------------  --------------  ----------  -----------------
     Neuberger Berman ET - Partners Fund - Trust Class Shares
        2003 ....................   0.95% to 1.90%   20,172   8.26 to  8.51       170,904       0.00%     17.00% to  17.56%
        2002 ....................   0.95% to 1.90%   14,731   8.53 to  8.70       127,721       0.00%    -11.02% to -10.60%
        2001 ....................   0.95% to 1.45%   12,986   9.97 to 10.03       130,011       0.00%     -1.55% to  -1.30%

     Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares
        2003 ....................       1.30%        99,946      14.32          1,431,639       1.97%           1.31%
        2002 ....................       1.30%        92,654      13.82          1,280,235       2.39%           1.38%
        2001 ....................       1.30%        59,168      13.21            781,662       3.14%           3.71%
        2000 ....................       1.30%        63,725      12.24            779,748       3.09%           1.16%
        1999 ....................       1.30%       123,902      12.04          1,491,324       2.85%          -0.17%

     Oppenheimer Capital Appreciation Fund A
        2003 ....................   0.95% to 1.80%  137,927   6.24 to  6.39       877,208       0.00%     10.60% to  11.07%
        2002 ....................   0.95% to 1.70%   79,532   6.29 to  6.37       505,760       0.00%    -19.35% to -19.04%
        2001 ....................   0.95% to 1.50%   14,829   8.59 to  8.63       127,800       0.00%     -5.47% to  -5.20%

     Oppenheimer Global Fund A
        2003 ....................   0.95% to 2.25%  669,265   6.88 to 28.60    12,116,931       0.00%     10.28% to  11.01%
        2002 ....................   0.95% to 1.90%  748,805   7.48 to 30.88    14,486,806       0.00%     -8.67% to  -8.24%
        2001 ....................   0.95% to 1.65%  540,756   8.64 to 35.36    14,708,155       0.00%     -8.86% to  -8.53%
        2000 ....................   0.95% to 1.30%  371,222  10.09 to 41.12    15,077,348       0.00%      0.93% to   9.04%(a)
        1999 ....................       1.30%       295,850      27.30          8,075,338       0.00%          13.23%

     Oppenheimer Strategic Income Fund - Class A
        2003 ....................   0.95% to 1.45%   11,964  11.68 to 11.84       140,455       2.96%      9.81% to  10.09%
        2002 ....................   1.20% to 1.45%    4,479  10.19 to 10.24        45,775       3.85%      0.91% to   1.03%
        2001 ....................       1.25%         2,094       9.93             20,795       5.15%           0.30%

     Phoenix-Oakhurst Balanced Fund - Class A
        2003 ....................       1.30%        48,590      16.86            819,409       1.03%           7.29%
        2002 ....................       1.30%        52,579      16.50            867,687       0.71%          -8.35%
        2001 ....................       1.30%        50,853      18.16            923,632       1.35%           1.47%
        2000 ....................       1.30%        50,120      18.20            912,025       0.52%          -0.04%
        1999 ....................       1.30%        56,185      17.19            965,774       0.92%           3.22%

     PIMCO Total Return Fund - Class A
        2003 ....................   0.95% to 2.25%  177,253  11.71 to 12.75     2,246,282       1.60%      3.56% to   4.24%
        2002 ....................   0.95% to 1.80%   73,125  11.46 to 11.63       847,781       2.01%      2.86% to   3.29%
        2001 ....................   0.95% to 1.45%   34,657  10.59 to 10.63       367,872       2.88%      1.61% to   1.87%

     Putnam Voyager Fund - Class A
        2003 ....................       0.95%           358      10.51              3,764       0.00%           5.14%(a)(b)

     Strong Advisor Common Stock Fund - Class Z
        2003 ....................   0.95% to 1.90%  325,240   8.44 to 12.62     3,531,703       0.00%     15.68% to  16.23%
        2002 ....................   0.95% to 1.90%  309,480   7.98 to 11.87     3,211,922       0.00%    -13.31% to -12.90%
        2001 ....................   0.95% to 1.50%  219,933   9.54 to 14.04     2,731,981       0.00%     -0.36% to  -0.08%
        2000 ....................       1.30%       103,944      14.40          1,496,905       0.00%          -0.22%
        1999 ....................       1.30%        19,464      12.39            241,219       0.00%          18.96%

     Strong Advisor Mid Cap Growth Fund - Class Z
        2003 ....................   0.95% to 1.45%   19,303   3.87 to  3.93        75,338       0.00%     19.82% to  20.12%
        2002 ....................   0.95% to 1.45%   11,784   3.96 to  3.99        46,841       0.00%    -24.88% to -24.69%
        2001 ....................   1.10% to 1.45%      486   6.57 to  6.58         3,201       0.00%    -15.02% to -14.87%

                                      Contract                                               Investment
                                       Expense                   Unit           Contract       Income          Total
                                        Rate*        Units     Fair Value    Owners' Equity   Ratio**        Return***
                                    -------------   -------  --------------  --------------  ----------  -----------------
     Strong Growth and Income Fund
        2003 ....................   0.95% to 1.85%   18,656   5.70 to  5.85        108,333      0.10%      8.88% to   9.37%
        2002 ....................   0.95% to 1.45%    4,165   5.94 to  5.99         24,832      0.02%    -13.53% to -13.31%
        2001 ....................   0.95% to 1.45%    1,658   7.46 to  7.49         12,410      0.00%    -14.34% to -14.13%

     Strong Large Cap Growth Fund
        2003 ....................       1.30%       109,332      18.85           2,060,526      0.00%          12.89%
        2002 ....................       1.30%       127,814      19.50           2,492,813      0.00%         -19.16%
        2001 ....................       1.30%       145,575      26.95           3,922,982      0.00%         -25.34%
        2000 ....................       1.30%       146,972      42.35           6,223,724      0.00%           0.28%
        1999 ....................       1.30%        94,465      30.78           2,907,311      0.00%          14.91%

     Templeton Foreign Fund - Class A
        2003 ....................   0.95% to 1.50%  404,034   9.04 to 14.51      5,223,598      0.00%      6.06% to   6.35%
        2002 ....................   0.95% to 1.50%  386,928   9.78 to 15.68      5,653,144      0.00%      3.34% to   3.62%
        2001 ....................   0.95% to 1.45%  325,843   9.91 to 15.84      5,056,130      0.00%     -5.14% to  -4.90%
        2000 ....................   1.05% to 1.30%  334,879  10.37 to 16.55      5,519,863      0.00%     -5.70% to   3.72%(b)
        1999 ....................       1.30%       294,907      15.58           4,593,729      0.00%          21.97%

     Victory VIF - Diversified Stock Fund Class A Shares
        2001 ....................   1.20% to 1.45%    9,427   8.07 to 10.24         84,977      1.41%     -2.79% to -14.84%
        2000 ....................       1.30%         5,603      10.86              63,455      0.49%          -5.17%
        1999 ....................       1.30%           301      10.41               3,144      0.79%           3.75%
                                                                              ------------

     2003 Reserves for annuity contracts in payout phase: ..................        82,334
                                                                              ------------
     2003 Contract owners' equity ..........................................  $290,220,372
                                                                              ============
     2002 Reserves for annuity contracts in payout phase: ..................        92,239
                                                                              ------------
     2002 Contract owners' equity ..........................................  $289,992,985
                                                                              ============
     2001 Reserves for annuity contracts in payout phase: ..................       127,753
                                                                              ------------
     2001 Contract owners' equity ..........................................  $338,372,367
                                                                              ============
     2000 Reserves for annuity contracts in payout phase: ..................       209,335
                                                                              ------------
     2000 Contract owners' equity ..........................................  $386,227,218
                                                                              ============
     1999 Reserves for annuity contracts in payout phase: ..................       206,070
                                                                              ------------
     1999 Contract owners' equity ..........................................  $282,894,765
                                                                              ============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY                                ---------------
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